UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611

  Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

 IndexIQ Advisors LLC

 800 Westchester Ave., Suite N-611

Rye Brook, NY 10573

 (Name and address of agent for service)

Registrant's telephone number, including area code:1-888-934-0777

Date of fiscal year end:  April 30

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT | APRIL 30, 2013

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ US Real Estate Small Cap ETF (ROOF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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2. Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

For the twelve months ended April 30, 2013, the key focus of the markets was on yield. The announcement by the Federal Reserve (the “Fed”) of the latest round of monetary stimulus (named Quantitative Easing 3 or “QE3”) in which the Fed committed to purchase $85 billion each month of mortgages and other assets contained an open-ended commitment to continue the program until the unemployment rate dropped. Additionally, investors grappled with the sovereign debt issues that continued to plague Europe, fiscal gridlock in the U.S., and sluggish global economic growth. The confluence of these events drove the yield on the U.S. 10 year Treasury bond to record lows. With interest rates at an all-time low, investors looked for yield wherever they could find it. Real estate and Real Estate Investment Trusts (“REITs”) were major beneficiaries in this economic climate, as they posted very strong returns. Corporate bonds, both investment grade and high yield, also moved sharply higher as investors assumed more risk to obtain higher yield.

Equity assets also benefitted from historic low yields. With low inflation and an accommodative monetary policy, U.S. large cap and small cap stocks had returns near 20%. Developed international large cap stocks also participated in the rally, although emerging market stocks were weighed down by concerns of slowing growth in China. Commodity returns were generally negative with precious metals falling sharply on reduced inflation fears. Oil also dropped, although natural gas had a sharp recovery after falling near record low prices in June.

Investors have recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc

* Diversification does not eliminate the risk of experiencing investment loss.

5

Management’s Discussion of Fund Performance (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 3.85% versus 5.80% and 16.89% for the HFRI Fund of Funds Composite Index and Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to the investment grade corporate bond market and the convertible bond market. The Fund also benefitted from positions in equities (U.S. large cap and small cap, as well developed international).

The primary drivers of negative performance were the Fund’s long exposures to emerging equity markets and the Japanese Yen. Short exposure to real estate also detracted from performance. The short exposure to real estate was effected through a total return swap on an ETF that invests primarily in REITs.

Overall, during the fiscal year, the Fund used derivatives, including total return swaps to effect long and short exposure to several asset classes and futures to effect short exposure to several asset classes. The use of swaps had a materially positive impact on performance, while the use of futures had a moderately negative impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	4.00%	4.41%	19.37%
IQ Hedge Multi-Strategy Tracker ETF NAV	3.85%	4.39%	19.27%
IQ Hedge Multi-Strategy Index	4.74%	4.96%	21.97%
HFRI Fund of Funds Composite Index[3]	5.80%	4.72%	20.74%
S&P 500 Index	16.89%	20.08%	111.77%

1	Fund Inception Date: 3/24/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 3/31/2009 to 4/30/2013.
6

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 1.03%, which includes a management fee of 0.75% and acquired fund fees and expenses of 0.28%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

7

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Macro Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Macro Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 0.36% versus 5.80% and 17.40% for the HFRI Fund of Funds Composite Index and the MSCI World Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to investment grade corporate bonds, the currency carry strategy, and equities (emerging markets large cap and small cap). The Fund also benefitted from sovereign bond exposure to both U.S. and non-U.S countries.

The primary driver of negative performance was the Fund’s exposure to gold, volatility and the Japanese Yen.

Overall, during the fiscal year, the Fund used derivatives, including total return swaps and futures, to effect short exposure to several asset classes. The use of swaps had a materially negative impact on performance, while the use of futures had a moderately negative impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Macro Tracker ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Macro Tracker ETF Market Price[2]	0.50%	3.04%	12.35%
IQ Hedge Macro Tracker ETF NAV	0.36%	3.02%	12.28%
IQ Hedge Macro Index	1.31%	3.52%	14.42%
HFRI Fund of Funds Composite Index[3]	5.80%	3.78%	15.63%
MSCI World Index	17.40%	14.01%	66.63%

1	Fund Inception Date: 6/08/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 5/31/2009 to 4/30/2013.
8

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/8/2009) to the first day of secondary market trading in shares of the Fund (6/9/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 1.05%, which includes a management fee of 0.75% and acquired fund fees and expenses of 0.30%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

9

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Market Neutral Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Market Neutral Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the since inception (October 4, 2012) period ended April 30, 2013, the Fund (NAV) returned 3.10% versus 7.78% and 0.11% for the HFRI Equity Market Neutral Index and the Barclays Capital Short Term Treasury Bond Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to Convertible bonds. The Fund also benefitted from positive exposure to international developed market equities.

The primary driver of negative performance was the Fund’s short exposure to U.S. small cap equities. The short exposure was effected through a futures contract on the Russell 2000 index.

Overall, during the fiscal year, the Fund used derivatives, including total return swaps to effect long exposure to convertible bond returns and futures to effect short exposure to several asset classes. The use of swaps had a materially positive impact on performance, while the use of futures had a moderately negative impact on performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Market Neutral Tracker ETF
(as of April 30, 2013)

Since Inception[1]
Cumulative
IQ Hedge Market Neutral ETF Market Price[2]	3.22%
IQ Hedge Market Neutral ETF NAV	3.10%
IQ Hedge Market Neutral Index	3.50%
HFRI Equity Market Neutral Index	7.78%[3]
Barclays Capital Short Term Treasury Bond Index	0.11%

1	Fund Inception Date: 10/4/2012.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 9/30/2012 to 4/30/2013.
10

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/4/2012) to the first day of secondary market trading in shares of the Fund (10/5/2012), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.99%, which includes a management fee of 0.75 and acquired fund fees and expenses of 0.24%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Equity Market Neutral Index is an equally weighted hedge fund index including domestic and off-shore equity market neutral hedge funds.

The Barclays Capital U.S. Short Treasury Bond Index (the “Barclays Capital Short Term Treasury Bond Index”) measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

11

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Real Return ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Real Return Index, which seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 1.09% versus 0.19% for the Barclays Capital Short Term Treasury Bond Index.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to U.S. large cap equities, U.S. REITs, and long term U.S. Treasury Bonds. The primary driver of negative performance was the Fund’s exposure to gold and oil.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Real Return ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Real Return ETF Market Price[2]	0.90%	1.74%	6.26%
IQ Real Return ETF NAV	1.09%	1.76%	6.30%
IQ Real Return Index	1.56%	2.31%	8.35%
Barclays Capital Short Term Bond Index	0.19%	0.22%	0.76%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
12

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.71%, which includes a management fee of 0.48% and acquired fund fees and expenses of 0.23%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Barclays Capital U.S. Short Treasury Bond Index (the “Barclays Capital Short Term Treasury Bond Index”) measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates.

13

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Resources ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Resources Index, which seeks to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned –0.35% versus 17.40% and –5.33% for the MSCI World Index and the Dow Jones – UBS Commodity Index, respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in equities, to the livestock, grains, food and fiber, and water segments. The primary drivers of negative performance were the Fund’s exposure to the Precious Metals, Industrial Metals, and Coal segments. The market hedges also detracted from performance. These hedges included short positions in futures contracts on both the S&P 500 and the EAFE indices.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Resources ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Resources ETF Market Price[2]	–0.87%	4.88%	18.21%
IQ Global Resources ETF NAV	–0.35%	5.08%	18.98%
IQ Global Resources Index	0.69%	6.14%	23.27%
MSCI World Index	17.40%	10.62%	42.50%
Dow Jones-UBS Commodity Index	–5.33%	-0.23%	–0.80%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
14

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.75%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

As the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and generally will fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information, less economic, political and social stability, or other factors. The Fund is exposed to mid and small capitalization companies risk. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Since the Fund may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. that the U.S. dollar will decline in value relative to the currency being hedged. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

15

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Merger Arbitrage ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Merger Arbitrage Index, which seeks to identify investment opportunities in the acquisition and merger market segment globally.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned –1.42% versus 17.40% and 16.89% for the MSCI World Index and the S&P 500 Index, respectively.

The principal positive contributors to Fund performance for the period were the Fund’s positions in NYSE Euronext, Cooper Industries, Sprint Nextel, eAccess, and Cove Energy. The primary drivers of negative performance were the Fund’s positions in Xstrata, TNT Express, Avon Products and the market hedges. These hedges included short positions in futures contracts on both the S&P 500 and the EAFE indices.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Merger Arbitrage ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Merger Arbitrage ETF Market Price[2]	–1.62%	0.95%	3.33%
IQ Merger Arbitrage ETF NAV	–1.42%	1.13%	3.96%
IQ Merger Arbitrage Index	0.09%	2.07%	7.31%
MSCI World Index	17.40%	9.77%	37.96%
S&P 500	16.89%	13.50%	54.85%

1	Fund Inception Date: 11/16/2009.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
16

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (11/16/2009) to the first day of secondary market trading in shares of the Fund (11/17/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.76%, which includes a management fee of 0.75% and other operating expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated, which may negatively impact the Fund’s returns. The Fund’s investment strategy may result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets, including currency transaction risk. Diversification does not eliminate the risk of experiencing investment losses. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also more vulnerable than those of larger capitalization companies to adverse economic developments.

The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

17

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Australia Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Australia Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Australian companies.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned –6.51% versus 19.96% for the MSCI EAFE Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Consumer cyclical and staples sectors as well as financial and health care companies.

The primary driver of negative performance was the Fund’s allocation to Basic Materials, Energy and Capital Goods stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Australia Small Cap ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Australia Small Cap ETF Market Price[2]	–7.15%	–0.25%	–0.79%
IQ Australia Small Cap ETF NAV	–6.51%	–0.03%	–0.09%
IQ Australia Small Cap Index	–5.82%	0.75%	2.33%
MSCI EAFE Index	19.96%	7.44%	24.98%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
18

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.69%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Australia, the value of its shares will be affected by factors specific to Australia and may fluctuate more widely than that of a fund which invests in a more diversified manner. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy. The Australian economy is heavily dependent upon trading with its key partners, including the U.S., Asia and Europe. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

19

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Canada Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Canada Small Cap Index, which seeks to provide investors with a means of tracking the overall performance of small cap Canadian companies.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned –15.49% versus 19.96% for the MSCI EAFE Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the transportation, financial, and consumer staples sectors. The primary driver of negative performance was the Fund’s allocation to materials and energy.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Canada Small Cap ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Canada Small Cap ETF Market Price[2]	–15.56%	–3.24%	–9.71%
IQ Canada Small Cap ETF NAV	–15.49%	–3.04%	–9.15%
IQ Canada Small Cap Index	–14.51%	–2.18%	–6.62%
MSCI EAFE Index	19.96%	7.44%	24.98%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
20

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.69%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Canada, the value of its shares will be affected by factors specific to Canada and may fluctuate more widely than that of a fund which invests in a broad range of countries. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

21

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Agribusiness Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index. The IQ Global Agribusiness Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged in the agribusiness sector, including crop production and farming, livestock operations, agricultural machinery, agricultural supplies and logistics, agricultural chemicals, and biofuels.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 7.91%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Agricultural Supplies and Logistics and Livestock Operation sectors.

The primary drivers of negative performance were the Fund’s allocations to Biofuel stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Agribusiness Small Cap ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Agribusiness Small Cap ETF Market Price[2]	8.45%	2.90%	6.22%
IQ Global Agribusiness Small Cap ETF NAV	7.91%	3.00%	6.43%
IQ Global Agribusiness Small Cap Index	8.90%	3.33%	7.16%

1	Fund Inception Date: 3/21/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
22

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/21/2011) to the first day of secondary market trading in shares of the Fund (3/22/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.75%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Agribusiness sector, adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

23

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Oil Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Global Oil Small Cap Index. The IQ Global Oil Small Cap Index is float-adjusted market cap-weighted and includes global small cap companies engaged primarily in the oil sector, including exploration and production, refining and marketing, and equipment, services and drilling.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 12.09%.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Refining and Marketing sector as well as in the Equipment, Services and Drilling sector. The primary drivers of negative performance were the Fund’s allocations to Exploration and Production stocks.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Oil Small Cap ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Global Oil Small Cap ETF Market Price[2]	11.06%	0.14%	0.29%
IQ Global Oil Small Cap ETF NAV	12.09%	0.78%	1.56%
IQ Global Oil Small Cap Index	13.41%	1.79%	3.59%

1	Fund Inception Date: 5/4/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
24

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (5/4/2011) to the first day of secondary market trading in shares of the Fund (5/5/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.76%, which includes a management fee of 0.75% and other operating expenses of 0.01%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

As the Fund’s investments are concentrated in the Oil sector, the uncertainty and risks associated with oil exploration, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

25

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ U.S. Real Estate Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ U.S. Real Estate Small Cap Index. The IQ U.S. Real Estate Small Cap Index is float-adjusted market cap-weighted and includes U.S. small cap companies engaged primarily in the real estate sector, including Real Estate Investment Trusts (“REITs”) or real estate holding companies.

For the 12-month period ended April 30, 2013, the Fund (NAV) returned 39.85% versus 19.95% for the Dow Jones U.S. Real Estate Index.

The principal positive contributors to Fund performance for the period were the Fund’s allocations to equities in the Mortgage REIT and Diversified REIT sectors. The Fund also benefitted from positions in Office, Residential, Retail and Specialized REITs.

All of the sectors had positive performance for the 12-month period ended April 30, 2013.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2013)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ U.S. Real Estate Small Cap ETF
(as of April 30, 2013)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ U.S. Real Estate Small Cap ETF Market Price[2]	39.64%	22.08%	45.57%
IQ U.S. Real Estate Small Cap ETF NAV	39.85%	23.29%	48.30%
IQ U.S. Real Estate Small Cap Index	41.18%	24.36%	50.70%
Dow Jones US Real Estate Index	19.95%	17.97%	36.46%

1	Fund Inception Date: 6/13/2011.
2	The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
26

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/13/2011) to the first day of secondary market trading in shares of the Fund (6/14/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio was 0.69%. This expense information is consistent with the current Fund prospectus, dated August 27, 2012.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

As the Fund’s investments are concentrated in the real estate sector, it is exposed to concentration risk, interest rate risk, leverage risk, property risk and management risk. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies. The Fund is non-diversified and is susceptible to greater losses if a single portfolio investment declines than would a diversified fund. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

27

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 11/01/12 to 04/30/13” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 04/30/13	Annualized Expense Ratios for the Period 11/01/12 to 04/30/13	Expenses* Paid for Period 11/1/12 to 04/30/13
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,020.09	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$ 983.73	0.75%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Market Neutral Tracker ETF[1]
Actual	$1,000.00	$1,031.84	0.76%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Real Return ETF
Actual	$1,000.00	$1,003.22	0.48%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41
IQ Global Resources ETF
Actual	$1,000.00	$ 985.30	0.75%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,049.95	0.75%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Australia Small Cap ETF
Actual	$1,000.00	$1,019.97	0.69%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46
IQ Canada Small Cap ETF
Actual	$1,000.00	$ 886.82	0.69%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,064.94	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$1,199.39	0.75%	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ US Real Estate Small Cap ETF
Actual	$1,000.00	$1,266.04	0.69%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
1	IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012.
29

Portfolio Summaries (unaudited)
April 30, 2013

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $383.5

Industry	% of Net Assets
Aggregate Bond Funds	25.9%
Money Market Fund	15.5
Corporate Bond Funds	13.1
Short-Term Treasury Bond Funds	11.3
U.S. Large Cap Equity Funds	10.7
Equity Funds	10.2
U.S. Small Cap Equity Fund	4.8
Treasury Inflation-Protected Securities Bond Fund	3.8
Emerging Equity Funds	2.8
Commodity Funds	1.9
International Bond Funds	1.7
Currency Harvest Fund	0.8
Currency Fund	0.5
High Yield Corporate Bond Funds	0.3
Real Estate Fund	0.1
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $63.2

Industry	% of Net Assets
Short-Term Treasury Bond Funds	35.5%
Money Market Fund	22.2
Corporate Bond Funds	17.3
Emerging Equity Funds	12.4
Currency Harvest Fund	9.1
Debt Fund	7.3
Currency Funds	6.9
U.S. Small Cap Equity Fund	5.4
Commodity Funds	5.2
Total Investments	121.3
Liabilities in Excess of Other Assets	(21.3)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $5.1

Industry	% of Net Assets
Short-Term Treasury Bond Funds	44.7%
Equity Funds	20.6
Aggregate Bond Funds	15.6
Treasury Inflation-Protected Securities Bond Fund	9.4
Money Market Fund	7.1
U.S. Small Cap Equity Fund	0.9
Currency Harvest Fund	0.3
High Yield Corporate Bond Funds	0.2
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Total Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $61.0

Industry	% of Net Assets
Short-Term Treasury Bond Funds	59.7%
Money Market Fund	12.4
Real Estate Funds	10.6
U.S. Large Cap Equity Funds	10.1
Commodity Fund	9.2
Intermediate-Term Treasury Bond Funds	7.5
Long-Term Bond Fund	2.6
Total Investments	112.1
Liabilities in Excess of Other Assets	(12.1)
Total Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $85.5

Industry	% of Net Assets
Water	19.7%
Energy	17.3
Precious Metals	16.1
Industrial Metals	15.2
Money Market Fund	11.4
Timber	8.3
Livestock	7.3
Coal	4.1
Grains Food Fiber	2.4
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Total Net Assets	100.0%

See notes to financial statements.

30

Portfolio Summaries (unaudited) (continued)
April 30, 2013

IQ Merger Arbitrage ETF
Net Assets ($ mil): $14.1

Industry	% of Net Assets
Money Market Fund	20.9%
Communication Services	15.8
Financials	14.8
Energy	11.9
Consumer Staples	11.9
Technology	10.2
Consumer Cyclicals	7.7
Capital Goods	5.4
Transportation	3.5
Utilities	1.6
Total Investments	103.7
Liabilities in Excess of Other Assets	(3.7)
Total Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($ mil): $13.9

Industry	% of Net Assets
Consumer Discretionary	23.9%
Materials	21.3
Money Market Fund	20.9
Industrials	18.9
Energy	8.4
Health Care	7.8
Financials	7.4
Consumer Staples	3.8
Information Technology	3.5
Telecommunication Services	2.8
Utilities	1.0
Total Investments	119.7
Liabilities in Excess of Other Assets	(19.7)
Total Net Assets	100.0%

IQ Canada Small Cap ETF
Net Assets ($ mil): $16.0

Industry	% of Net Assets
Materials	34.9%
Energy	28.9
Industrials	15.7
Financials	5.8
Oil, Gas & Consumable Fuels	3.0
Utilities	2.7
Telecommunication Services	2.2
Consumer Discretionary	2.0
Money Market Fund	2.0
Consumer Staples	1.6
Metals & Mining	1.2
Health Care	0.8
Information Technology	0.5
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF
Net Assets ($ mil): $37.0

Industry	% of Net Assets
Crop Production and Farming	38.6%
Livestock Operations	24.0
Agricultural Supplies and Logistics	14.6
Agricultural Chemicals	9.7
Agricultural Machinery	7.9
Biofuels	4.3
Money Market Fund	7.8
Total Investments	106.9
Liabilities in Excess of Other Assets	(6.9)
Total Net Assets	100.0%

IQ Global Oil Small Cap ETF
Net Assets ($ mil): $1.9

Industry	% of Net Assets
Equipment, Services & Drilling	34.5%
Exploration & Production	34.1
Refining & Marketing	30.6
Money Market Fund	13.4
Total Investments	112.6
Liabilities in Excess of Other Assets	(12.6)
Total Net Assets	100.0%

IQ US Real Estate Small Cap ETF
Net Assets ($ mil): $58.2

Industry	% of Net Assets
Mortgage REITs	28.2%
Office REITs	19.1
Retail REITs	14.2
Specialized REITs	14.1
Hotel REITs	11.2
Diversified REITs	8.0
Residential REITs	3.9
Money Market Funds	3.3
Total Investments	102.0
Liabilities in Excess of Other Assets	(2.0)
Total Net Assets	100.0%

See notes to financial statements.

31

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
April 30, 2013

	Shares	Value
Investment Companies — 87.9%
Aggregate Bond Funds — 25.9%
iShares Core Total US Bond Market ETF	398,766	$44,478,359
SPDR Barclays Aggregate Bond ETF(a)	34,284	2,018,642
Vanguard Total Bond Market ETF	629,126	52,959,827
Total Aggregate Bond Funds		99,456,828

Commodity Funds — 1.9%
iShares Silver Trust*	10,466	245,533
PowerShares DB Commodity Index
Tracking Fund*(a)	266,927	7,012,172
Total Commodity Funds		7,257,705

Corporate Bond Funds — 13.1%
iShares Barclays Credit Bond Fund	20,496	2,344,127
iShares iBoxx $ Investment Grade
Corporate Bond Fund	338,136	41,296,550
PowerShares Senior Loan Portfolio(a)	264,610	6,665,526
Total Corporate Bond Funds		50,306,203

Currency Fund — 0.5%
WisdomTree Emerging Currency Fund*	84,487	1,801,263

Currency Harvest Fund — 0.8%
PowerShares DB G10 Currency
Harvest Fund*(a)	117,502	3,223,080

Emerging Equity Funds — 2.8%
iShares MSCI Emerging Markets
Index Fund	106,524	4,611,424
Vanguard FTSE Emerging Markets ETF	135,662	5,936,569
Total Emerging Equity Funds		10,547,993

Equity Funds — 10.2%
iShares MSCI EAFE Index Fund	486,675	30,144,649
Vanguard MSCI EAFE ETF	238,503	9,141,820
Total Equity Funds		39,286,469

High Yield Corporate Bond Funds — 0.3%
iShares iBoxx $ High Yield Corporate
Bond Fund(a)	6,826	654,272
SPDR Barclays High Yield Bond ETF(a)	12,225	510,394
Total High Yield Corporate Bond Funds		1,164,666

International Bond Funds — 1.7%
iShares JPMorgan USD Emerging Markets
Bond Fund	36,978	4,489,129
PowerShares Emerging Markets
Sovereign Debt Portfolio(a)	62,905	1,950,055
Total International Bond Funds		6,439,184

Real Estate Fund — 0.1%
SPDR Dow Jones International Real
Estate ETF	4,534	209,063

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 11.3%
iShares Barclays 1-3 Year Treasury Bond
Fund(a)	164,962	$13,940,939
iShares Barclays Short Treasury Bond
Fund(a)	53,620	5,911,605
SPDR Barclays 1-3 Month T-Bill ETF*	47,104	2,157,363
Vanguard Short-Term Bond ETF(a)	264,222	21,425,762
Total Short-Term Treasury Bond Funds		43,435,669

Treasury Inflation-Protected Security — 3.8%
iShares Barclays US Treasury Inflation
Protected Securities Fund	118,421	14,465,125

U.S. Large Cap Equity Funds — 10.7%
iShares Russell 1000 Growth Index Fund	452,883	33,006,113
SPDR S&P 500 ETF Trust	50,874	8,123,560
Total U.S. Large Cap Equity Funds		41,129,673

U.S. Small Cap Equity Fund — 4.8%
iShares Russell 2000 Index Fund(a)	196,451	18,493,897

Total Investment Companies — 87.9%
(Cost $330,076,002)		337,216,818

Short-Term Investment — 9.7%
Money Market Fund — 9.7%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $37,148,330)	37,148,330	37,148,330

Investment of Cash Collateral For
Securities Loaned — 5.8%
Money Market Fund — 5.8%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $22,216,423)	22,216,423	22,216,423

Total Investments — 103.4%
(Cost $389,440,755)		$396,581,571
Liabilities in Excess of Other
Assets — (3.4)%(c)		(13,080,295)
Net Assets — 100.0%		$383,501,276

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $21,860,034; cash collateral of $22,216,423 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

See notes to financial statements.

32

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
April 30, 2013

Open futures contracts outstanding at April 30, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
E-Mini Future Euro FX Future	Morgan Stanley	June 2013	(109)	$(8,833,095)	$(8,969,338)	$(136,243)
E-Mini Future Japanese Yen FX Future	Morgan Stanley	June 2013	(42)	(2,765,051)	(2,692,725)	72,326
Gold 100 Oz Future	Morgan Stanley	June 2013	(34)	(5,436,347)	(5,005,140)	431,207
						$367,290

Cash posted as collateral to the broker for futures contracts was $405,325 at April 30, 2013.

Total return swap contracts outstanding at April 30, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
iShares Dow Jones US Real Estate Index Fund	(0.68)%	4/14/2014	$(16,520,566)	$—
ProShares VIX Mid-Term Futures ETF	(4.53)%	4/14/2014	(1,640,897)	—
SPDR Barclays Capital Convertible Securities ETF	0.53%	4/14/2014	27,106,407	—
				$—

Cash posted as Collateral to the broker for swap contracts was $9,122,662 at April 30, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2013.

See notes to financial statements.

33

Schedules of Investments — IQ Hedge Macro Tracker ETF
April 30, 2013

	Shares	Value
Investment Companies — 99.1%
Commodity Funds — 5.2%
PowerShares DB Commodity Index
Tracking Fund*	64,446	$1,692,997
PowerShares DB Gold Fund*(a)	31,442	1,578,388
Total Commodity Funds		3,271,385

Corporate Bond Funds — 17.3%
iShares Barclays Credit Bond Fund	5,277	603,530
iShares iBoxx $ Investment Grade
Corporate Bond Fund	84,754	10,351,006
Total Corporate Bond Funds		10,954,536

Currency Funds — 6.9%
CurrencyShares Japanese Yen Trust*(a)	3,915	393,301
Market Vectors Emerging Markets
Local Currency Bond ETF(a)	143,866	3,969,263
Total Currency Funds		4,362,564

Currency Harvest Funds — 9.1%
CurrencyShares Euro Trust*(a)	28,055	3,662,019
PowerShares DB G10 Currency Harvest
Fund*(a)	77,157	2,116,417
Total Currency Harvest Fund		5,778,436

Debt Fund — 7.3%
WisdomTree Emerging Markets Local
Debt Fund(a)	86,456	4,641,823

Emerging Equity Funds — 12.4%
iShares MSCI Emerging Markets Index
Fund	33,083	1,432,163
SPDR S&P Emerging Markets
SmallCap ETF(a)	95,146	4,668,814
Vanguard FTSE Emerging Markets ETF	39,258	1,717,930
Total Emerging Equity Funds		7,818,907

	Shares	Value
Short-Term Treasury Bond Funds — 35.5%
iShares Barclays 1-3 Year Treasury
Bond Fund	91,974	$7,772,723
iShares Barclays Short Treasury
Bond Fund	28,534	3,145,873
SPDR Barclays 1-3 Month T-Bill ETF*	21,742	995,784
Vanguard Short-Term Bond ETF	129,531	10,503,669
Total Short-Term Treasury Bond Funds		22,418,049

U.S. Small Cap Equity Fund — 5.4%
iShares Russell 2000 Index Fund(a)	36,067	3,395,347

Total Investment Companies — 99.1%
(Cost $61,636,987)		62,641,047

Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $547,701)	547,701	547,701

Investment of Cash Collateral For
Securities Loaned — 21.4%

Money Market Fund — 21.4%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $13,528,401)	13,528,401	13,528,401

Total Investments — 121.3%
(Cost $75,713,089)		$76,717,149
Liabilities in Excess of Other
Assets — (21.3)%(c)		(13,491,870)
Net Assets — 100.0%		$63,225,279

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $13,273,076; cash collateral of $13,528,401 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

Total return swap contract outstanding at April 30, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
Pro-Shares VIX Mid-Term ETF	0.53%	6/5/2014	$612,424	$ —

Cash posted as collateral to the broker for swap contracts was $113,760 at April 30, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2013.

See notes to financial statements.

34

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
April 30, 2013

	Shares	Value
Investment Companies — 91.7%
Aggregate Bond Funds — 15.6%
iShares Core Total US Bond Market ETF	3,221	$359,270
SPDR Barclays Aggregate Bond ETF	277	16,310
Vanguard Total Bond Market ETF	5,082	427,803
Total Aggregate Bond Funds		803,383

Currency Harvest Fund — 0.3%
PowerShares DB G10 Currency Harvest
Fund*	503	13,797

Equity Funds — 20.6%
iShares MSCI EAFE Index Fund	13,096	811,166
Vanguard MSCI EAFE ETF	6,418	246,002
Total Equity Funds		1,057,168

High Yield Corporate Bond Funds — 0.2%
iShares iBoxx $ High Yield Corporate
Bond Fund(a)	76	7,285
SPDR Barclays High Yield Bond ETF	136	5,678
Total High Yield Corporate Bond Funds		12,963

Short-Term Treasury Bond Funds — 44.7%
iShares Barclays 1-3 Year Treasury
Bond Fund	8,714	736,420
iShares Barclays Short Treasury
Bond Fund	2,833	312,338
SPDR Barclays 1-3 Month T-Bill ETF*	2,488	113,950
Vanguard Short-Term Bond ETF	13,958	1,131,855
Total Short-Term Treasury Bond Funds		2,294,563

Treasury Inflation-Protected Security — 9.4%
iShares Barclays US Treasury Inflation
Protected Securities Fund	3,963	484,080

	Shares	Value
U.S. Small Cap Equity Fund — 0.9%
iShares Russell 2000 Index Fund(a)	482	$45,376
Total Investment Companies — 91.7%
(Cost $4,642,709)		4,711,330

Short-Term Investment — 6.1%

Money Market Fund — 6.1%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $313,505)	313,505	313,505

Investment of Cash Collateral For
Securities Loaned — 1.0%

Money Market Fund —1.0%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $50,663)	50,663	50,663

Total Investments — 98.8%
(Cost $5,006,877)		$5,075,498
Other Assets in Excess of
Liabilities — 1.2%(c)		61,570
Net Assets — 100.0%		$5,137,068

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $49,923; cash collateral of $50,663 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.
(c)	Other Assets in Excess of Liabilities includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at April 30, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2013	Unrealized Depreciation
Mini MSCI Emerging Market Index Future	Morgan Stanley	June 2013	(4)	$(201,117)	$(207,980)	$(6,863)

Cash posted as collateral to broker for futures contracts was $7,200 at April 30, 2013.

Total return swap contract outstanding at April 30, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
SPDR Barclays Capital Convertible Securities ETF	0.53%	10/03/2014	$315,994	$ —

Cash posted as collateral to the broker for swap contracts was $106,418 at April 30, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2013

See notes to financial statements.

35

Schedules of Investments — IQ Real Return ETF
April 30, 2013

	Shares	Value
Investment Companies — 99.7%
Commodity Fund — 9.2%
PowerShares DB Gold Fund*(a)	111,237	$5,584,097

Intermediate-Term Treasury Bond
Funds — 7.5%
iShares Barclays 3-7 Year Treasury Bond
Fund	12,269	1,522,828
iShares Barclays 7-10 Year Treasury Bond
Fund	28,229	3,072,162
Total Intermediate-Term Treasury Bond
Funds		4,594,990

Long-Term Bond Fund — 2.6%
iShares Barclays 20+ Year Treasury Bond
Fund	12,866	1,582,647

Real Estate Funds — 10.6%
iShares Dow Jones US Real Estate Index
Fund	19,046	1,399,119
SPDR Dow Jones REIT ETF	6,395	530,082
Vanguard REIT ETF	60,123	4,526,059
Total Real Estate Funds		6,455,260

Short-Term Treasury Bond Funds — 59.7%
iShares Barclays Short Treasury Bond
Fund(a)	241,647	26,641,582
SPDR Barclays 1-3 Month T-Bill ETF*	212,280	9,722,424
Total Short-Term Treasury Bond Funds		36,364,006

U.S. Large Cap Equity Funds — 10.1%
iShares Core S&P 500 ETF	121	19,404
SPDR S&P 500 ETF Trust	38,590	6,162,051
Total U.S. Large Cap Equity Funds		6,181,455
Total Investment Companies — 99.7%
(Cost $60,206,552)		$60,762,455

	Shares	Value
Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $209,497)	209,497	$209,497

Investment of Cash Collateral For
Securities Loaned — 12.1%

Money Market Fund —12.1%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $7,386,500)	7,386,500	7,386,500

Total Investments — 112.1%
(Cost $67,802,549)		$68,358,452
Liabilities in Excess of Other
Assets — (12.1)%		(7,404,392)
Net Assets — 100.0%		$60,954,060

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $7,236,890; cash collateral of $7,386,500 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013. ETF — Exchange Traded Fund REIT — Real Estate Investment Trust

See notes to financial statements.

36

Schedules of Investments — IQ Global Resources ETF
April 30, 2013

	Shares	Value
Common Stocks — 90.4%
Australia — 8.2%
BHP Billiton Ltd.	139,036	$4,719,469
Fortescue Metals Group Ltd.(a)	81,339	295,519
Iluka Resources Ltd.(a)	10,934	101,583
Newcrest Mining Ltd.	71,864	1,253,999
PanAust Ltd.	56,902	137,036
Regis Resources Ltd.*	46,201	180,805
Whitehaven Coal Ltd.(a)	70,602	142,912
Woodside Petroleum Ltd.	5,038	196,427
Total Australia		7,027,750

Canada — 15.1%
Agnico-Eagle Mines Ltd.	16,192	523,501
Alamos Gold, Inc.	12,011	168,012
Argonaut Gold, Inc.*	13,931	88,363
B2Gold Corp.*	60,598	152,421
Barrick Gold Corp.	93,926	1,854,521
Canadian Natural Resources Ltd.	6,730	197,715
Canfor Corp.*	25,190	526,915
Centerra Gold, Inc.	22,154	92,726
China Gold International Resources
Corp., Ltd.*	37,210	105,802
Domtar Corp. ADR	6,024	418,728
Eldorado Gold Corp.	67,065	531,399
Enbridge, Inc.	4,914	234,207
Goldcorp, Inc.	76,255	2,260,699
Husky Energy, Inc.	6,028	174,514
IAMGOLD Corp.	35,367	190,223
Imperial Oil Ltd.	5,228	208,320
Kinross Gold Corp.	107,031	584,183
New Gold, Inc.*	44,638	358,577
Norbord, Inc.*	7,728	258,151
Osisko Mining Corp.*	40,980	173,152
Pan American Silver Corp.	14,215	187,253
Resolute Forest Products*(a)	16,662	243,765
Silver Wheaton Corp.	33,318	815,850
Suncor Energy, Inc.	9,296	290,289
Teck Resources Ltd., Class B	15,210	405,257
TransCanada Corp.	4,372	217,068
West Fraser Timber Co., Ltd.	7,524	657,962
Westshore Terminals Investment Corp.	5,186	149,519
Yamana Gold, Inc.	70,572	874,915
Total Canada		12,944,007

Finland — 1.1%
UPM-Kymmene Oyj(a)	92,819	971,638

France — 4.9%
GDF Suez(a)	14,429	310,078
Suez Environnement Co.	114,060	1,639,858
Total SA	13,820	697,291
Veolia Environnement	113,777	1,569,788
Total France		4,217,015

Germany — 0.1%
Suedzucker AG	1,241	50,082

Hong Kong — 2.0%
China Modern Dairy Holdings Ltd.*	789,096	272,502
CNOOC Ltd.	273,585	510,465
Hong Kong & China Gas Co. Ltd.	52,815	158,909
Lee & Man Paper Manufacturing Ltd.	830,130	617,201

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Shougang Fushan Resources
Group Ltd.(a)	369,634	$144,318
Total Hong Kong		1,703,395

Ireland — 0.1%
Kerry Group PLC, Class A	1,067	63,176

Italy — 0.6%
Eni SpA	22,247	532,641

Japan — 2.7%
Ajinomoto Co., Inc.	3,673	50,414
Itoham Foods, Inc.	37,463	172,297
Kurita Water Industries Ltd.	26,689	547,698
Maruha Nichiro Holdings, Inc.	80,771	161,691
Mitsubishi Materials Corp.	35,058	100,412
Mitsui & Co., Ltd.	11,181	153,579
Nippon Meat Packers, Inc.	33,261	510,815
Nippon Paper Industries Co., Ltd.*	20,500	305,574
Nisshin Seifun Group, Inc.	1,392	17,977
Nissin Foods Holdings Co., Ltd.	643	28,846
Sumitomo Metal Mining Co., Ltd.	14,245	198,444
Toyo Suisan Kaisha Ltd.	845	28,713
Yamazaki Baking Co., Ltd.	1,000	13,079
Total Japan		2,289,539

Netherlands — 2.3%
D.E Master Blenders 1753 NV*	3,613	57,351
Nutreco NV*	5,686	540,267
Royal Dutch Shell PLC, Class A	39,116	1,332,325
Total Netherlands		1,929,943

New Zealand — 1.1%
Fletcher Building Ltd.	120,695	915,278

Norway — 0.8%
Norsk Hydro ASA	53,233	249,658
Statoil ASA	19,518	477,012
Total Norway		726,670

Singapore — 0.8%
Golden Agri-Resources Ltd.	77,438	33,323
Olam International Ltd.	14,735	20,039
People’s Food Holdings Ltd.	187,000	198,896
Sakari Resources Ltd.	240,456	365,825
Wilmar International Ltd.	39,471	106,717
Total Singapore		724,800

Spain — 0.2%
Ebro Foods SA	945	19,399
Repsol SA	7,849	184,197
Total Spain		203,596

Sweden — 2.1%
Boliden AB	7,143	113,217
Holmen AB, B Shares	14,805	413,744
Sandvik AB(a)	87,345	1,239,372
Total Sweden		1,766,333

See notes to financial statements.

37

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2013

	Shares	Value
Common Stocks (continued)
Switzerland — 3.1%
Aryzta AG*	558	$34,659
Barry Callebaut AG	32	31,278
Lindt & Spruengli AG	13	50,380
Pentair Ltd.	46,196	2,510,752
Total Switzerland		2,627,069

United Kingdom — 14.0%
Anglo American PLC	36,335	885,036
Antofagasta PLC	25,753	359,736
Associated British Foods PLC	4,808	144,799
BG Group PLC	20,824	351,492
BP PLC	117,136	850,296
Centrica PLC	31,824	183,760
Eurasian Natural Resources Corp.	33,630	143,626
Evraz PLC	35,000	84,435
Hochschild Mining PLC	31,746	122,783
Kazakhmys PLC	13,684	73,754
Pennon Group PLC	81,473	869,246
Polymetal International PLC	35,919	388,815
Randgold Resources Ltd.	8,641	680,512
Rio Tinto PLC	48,263	2,192,653
Severn Trent PLC	53,389	1,513,154
Tate & Lyle PLC	2,824	37,118
United Utilities Group PLC	152,794	1,760,974
Vedanta Resources PLC	7,122	134,014
Xstrata PLC	78,436	1,176,220
Total United Kingdom		11,952,423

United States — 31.2%
Alcoa, Inc.	27,972	237,762
Allied Nevada Gold Corp.*	8,431	90,212
Alpha Natural Resources, Inc.*	15,353	113,919
American Water Works Co., Inc.	39,740	1,664,311
Anadarko Petroleum Corp.	3,112	263,773
Apache Corp.	2,444	180,563
Aqua America, Inc.	31,448	997,845
Arch Coal, Inc.(a)	14,803	71,795
Archer-Daniels-Midland Co.	3,994	135,556
Bunge Ltd.	826	59,645
Chevron Corp.	11,871	1,448,381
Cliffs Natural Resources, Inc.(a)	3,736	79,726
Cloud Peak Energy, Inc.*	4,271	83,455
Coeur d’Alene Mines Corp.*	8,456	128,869
ConAgra Foods, Inc.	2,505	88,602
ConocoPhillips	7,427	448,962
CONSOL Energy, Inc.	15,884	534,338
EOG Resources, Inc.	1,670	202,337
Exxon Mobil Corp.	27,381	2,436,635
Flowers Foods, Inc.	822	27,077
Flowserve Corp.	10,765	1,702,162
Freeport-McMoRan Copper Gold, Inc. .	24,762	753,508
General Mills, Inc.	3,863	194,772
Halliburton Co.	5,685	243,147
Hershey Co.	1,353	120,633
Hillshire Brands Co.	723	25,963
Hormel Foods Corp.	43,537	1,796,772
IDEX Corp.	18,502	962,659

	Shares	Value
Common Stocks (continued)
United States (continued)
Ingredion, Inc.	484	$34,853
J.M. Smucker Co.	626	64,622
Joy Global, Inc.	7,431	420,000
KapStone Paper And Packaging Corp. .	8,339	246,668
Kellogg Co.	2,192	142,568
Kinder Morgan, Inc.	6,305	246,526
Louisiana-Pacific Corp.*	24,555	444,937
Marathon Petroleum Corp.	2,034	159,384
MeadWestvaco Corp.	30,951	1,067,190
Mondelez International, Inc., Class A	10,780	339,031
National Oilwell Varco, Inc.	2,616	170,616
Newmont Mining Corp.	46,594	1,509,646
Occidental Petroleum Corp.	4,946	441,480
Peabody Energy Corp.	18,731	375,744
Phillips 66	3,762	229,294
Royal Gold, Inc.	6,073	337,537
Schlumberger Ltd.	8,066	600,352
Seaboard Corp.	197	540,958
Smithfield Foods, Inc.*	22,821	584,218
Southern Copper Corp.	22,066	735,460
Tyson Foods, Inc., Class A	58,249	1,434,673
Valero Energy Corp.	3,356	135,314
Williams Cos., Inc. (The)	4,169	158,964
Xylem, Inc.	41,692	1,156,953
Total United States		26,670,367
Total Common Stocks — 90.4%
(Cost $80,751,595)		77,315,722

Short-Term Investment — 8.4%
Money Market Fund — 8.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $7,167,510)	7,167,510	7,167,510

Investment of Cash Collateral For
Securities Loaned — 3.0%
Money Market Fund — 3.0%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $2,627,801)	2,627,801	$2,627,801
Total Investments — 101.8%
(Cost $90,546,906)		$87,111,033
Liabilities in Excess of Other
Assets — (1.8)%(c)		(1,600,288)
Net Assets — 100.0%		$85,510,745

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,405,793; total collateral of $2,628,440 (which includes non-cash collateral of $639 and is included in liabilities in excess of other Assets) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

ADR — American Depositary Receipt

See notes to financial statements.

38

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2013

Open futures contracts outstanding at April 30, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2013	Unrealized (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	June 2013	(114)	$(8,835,913)	$(9,075,540)	$(239,627)
Mini MSCI EAFE Index	Morgan Stanley	June 2013	(110)	(9,164,763)	(9,574,400)	(409,637)
						$(649,264)

Cash posted as collateral to broker for futures contracts was $817,000 at April 30, 2013.

See notes to financial statements.

39

Schedules of Investments — IQ Merger Arbitrage ETF
April 30, 2013

	Shares	Value
Common Stocks — 82.8%
Capital Goods — 5.4%
Energy Solutions, Inc.*	14,973	$61,839
Gardner Denver, Inc.	6,272	470,964
Impregilo SpA(a)	43,712	229,828
Total Capital Goods		762,631

Communication Services — 15.8%
Clearwire Corp., Class A*	123,874	416,217
Sprint Nextel Corp.*	107,228	755,957
Virgin Media, Inc.	21,664	1,056,770
Total Communication Services		2,228,944

Consumer Cyclicals — 7.7%
Ameristar Casinos, Inc.	12,437	328,212
Arbitron, Inc.	5,294	247,177
Gemina SpA*	21,291	40,730
Hot Topic, Inc.	5,757	80,310
OfficeMax, Inc.	13,667	157,307
WMS Industries, Inc.*	9,247	234,689
Total Consumer Cyclicals		1,088,425

Consumer Staples — 11.9%
American Greetings Corp., Class A	7,425	136,917
GrainCorp Ltd., Class A	42,639	567,431
HJ Heinz Co.	13,293	962,679
Total Consumer Staples		1,667,027

Energy — 11.9%
Berry Petroleum Co., Class A	4,734	226,806
McMoRan Exploration Co.*	19,962	330,371
Plains Exploration & Production Co.*	24,860	1,123,672
Total Energy		1,680,849

Financials — 14.8%
Alterra Capital Holdings Ltd.	10,286	334,810
CommonWealth REIT	11,854	264,700
CreXus Investment Corp.	3,133	40,823
Knight Capital Group, Inc., Class A*	33,067	117,057
Netspend Holdings, Inc.*	10,767	171,841
NYSE Euronext	29,783	1,155,878
Total Financials		2,085,109

	Shares	Value
Common Stocks (continued)
Technology — 10.2%
Compuware Corp.*	13,852	$166,224
Cymer, Inc.*	1,510	158,188
Dell, Inc.	72,372	969,785
Intermec, Inc.*	10,816	106,429
Kayak Software Corp.*	850	33,847
Total Technology		1,434,473

Transportation — 3.5%
US Airways Group, Inc.* (a)	29,142	492,500

Utilities — 1.6%
Copano Energy LLC	5,563	223,577
Total Common Stocks — 82.8%
(Cost $11,219,817)		11,663,535

Short-Term Investment — 16.0%
Money Market Fund — 16.0%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $2,247,849)	2,247,849	2,247,849

Investment of Cash Collateral For
Securities Loaned — 4.9%
Money Market Fund — 4.9%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $693,122)	693,122	693,122

Total Investments — 103.7%
(Cost $14,160,788)		$14,604,506
Liabilities in Excess of Other
Assets — (3.7)%(c)		(526,424)
Net Assets — 100.0%		$14,078,082

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $679,717; cash collateral of $693,122 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.
(c)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at April 30, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at April 30, 2013	Unrealized Depreciation
Mini MSCI EAFE Index Future	Morgan Stanley	June 2013	(22)	$(1,832,258)	$(1,914,880)	$ (82,622)
E-mini S&P 500 Future	Morgan Stanley	June 2013	(23)	(1,782,520)	(1,831,030)	(48,510)
						$(131,132)

Cash posted as collateral to broker for futures contracts was $164,100 at April 30, 2013.

See notes to financial statements.

40

Schedules of Investments — IQ Australia Small Cap ETF
April 30, 2013

	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 23.9%
Ainsworth Game Technology Ltd.	16,504	$65,273
Aristocrat Leisure Ltd.	66,227	270,863
Automotive Holdings Group Ltd.	26,007	109,876
Billabong International Ltd.*	55,318	27,276
Breville Group Ltd.(a)	14,215	102,996
Cash Converters International Ltd.	41,050	60,083
David Jones Ltd.	85,306	263,884
Fairfax Media Ltd.(a)	303,202	204,580
Fleetwood Corp. Ltd.	7,780	69,050
Flight Centre Ltd.(a)	6,091	241,340
G.U.D. Holdings Ltd.	11,017	83,370
G8 Education Ltd.	33,251	83,874
Invocare Ltd.	14,485	175,472
JB Hi-Fi Ltd.	12,094	200,867
Myer Holdings Ltd.(a)	87,450	291,396
Navitas Ltd.(a)	27,072	152,032
Pacific Brands Ltd.	124,399	111,054
Seven West Media Ltd.	91,942	190,881
Southern Cross Media Group Ltd.	82,468	133,117
Super Retail Group Ltd.	22,056	301,301
Ten Network Holdings Ltd.*	231,689	74,556
Wotif.com Holdings Ltd.	18,326	97,209
Total Consumer Discretionary		3,310,350

Consumer Staples — 3.8%
Goodman Fielder Ltd.*	242,460	195,056
GrainCorp Ltd., Class A	24,682	328,463
Total Consumer Staples		523,519

Energy — 8.4%
Aquila Resources Ltd.*(a)	27,455	52,724
Aurora Oil & Gas Ltd.*	65,077	206,037
AWE Ltd.*	80,947	108,395
Beach Energy Ltd.	181,084	255,645
Buru Energy Ltd.*	31,488	60,796
Coalspur Mines Ltd.*(a)	60,239	28,452
Drillsearch Energy Ltd.*(a)	56,867	66,705
Energy Resources of Australia Ltd.*	26,566	28,404
Horizon Oil Ltd.*(a)	138,186	58,095
Karoon Gas Australia Ltd.*	28,665	124,379
Paladin Energy Ltd.*(a)	115,588	90,589
Senex Energy Ltd.*(a)	126,413	89,888
Total Energy		1,170,109

Financials — 7.4%
Bank of Queensland Ltd.	49,683	517,282
FlexiGroup Ltd.	30,017	130,868
IOOF Holdings Ltd.	32,027	293,226
Magellan Financial Group Ltd.	12,463	92,760
Total Financials		1,034,136

Health Care — 7.8%
Acrux Ltd.	21,691	90,966
Ansell Ltd.	20,975	344,015
Mesoblast Ltd.*(a)	21,264	129,790
Primary Health Care Ltd.	71,130	389,118
Sigma Pharmaceuticals Ltd.	171,128	129,677
Total Health Care		1,083,566

	Shares	Value
Common Stocks (continued)
Industrials — 18.9%
Ausdrill Ltd.	39,667	$62,382
Ausenco Ltd.	13,560	38,990
Boart Longyear Ltd.	73,729	73,090
Bradken Ltd.(a)	25,521	136,169
Cabcharge Australia Ltd.(a)	17,695	87,800
Cardno Ltd.(a)	20,619	139,337
CSR Ltd.	77,428	163,160
Decmil Group Ltd.(a)	21,983	42,558
Downer EDI Ltd.	62,450	318,297
GWA Group Ltd.	34,778	93,502
Mermaid Marine Australia Ltd.	34,183	136,967
Mineral Resources Ltd.	16,343	165,407
Monadelphous Group Ltd.(a)	13,286	288,657
NRW Holdings Ltd.	41,953	56,614
SAI Global Ltd.(a)	33,452	122,579
Skilled Group Ltd.	33,277	98,448
Transfield Services Ltd.	71,483	118,354
Transpacific Industries Group Ltd.*	137,566	138,516
UGL Ltd.(a)	25,444	265,706
Virgin Australia Holdings Ltd.*	154,873	73,149
Total Industrials		2,619,682

Information Technology — 3.5%
carsales.com Ltd.	31,126	312,441
Codan Ltd.	7,366	25,921
Iress Ltd.	16,299	141,444
Total Information Technology		479,806

Materials — 21.3%
Adelaide Brighton Ltd.	72,134	254,588
Aquarius Platinum Ltd.*	72,732	43,790
Arrium Ltd.	192,827	170,139
Atlas Iron Ltd.	129,193	111,981
Beadell Resources Ltd.*	101,587	74,344
BlueScope Steel Ltd.*	81,744	420,029
CuDeco Ltd.*(a)	19,302	75,537
Discovery Metals Ltd.*	59,309	20,932
DuluxGroup Ltd.	54,322	264,464
Evolution Mining Ltd.*	74,500	75,401
Independence Group NL	33,381	114,349
Kingsgate Consolidated Ltd.	21,763	48,797
Lynas Corp. Ltd.*(a)	311,008	163,035
Medusa Mining Ltd.	26,948	91,473
Mirabela Nickel Ltd.*	118,576	17,232
Mount Gibson Iron Ltd.	51,769	26,601
Northern Star Resources Ltd.	54,740	38,355
Nufarm Ltd.	25,176	109,763
PanAust Ltd.	72,685	175,045
Papillon Resources Ltd.*	38,606	40,476
Perseus Mining Ltd.*(a)	64,060	90,104
Regis Resources Ltd.*	47,072	184,214
Resolute Mining Ltd.	40,882	40,528
Sandfire Resources NL*	15,309	89,151
Silver Lake Resources Ltd.*	53,470	58,280
St. Barbara Ltd.*	78,971	49,185
Sundance Resources Ltd.*(a)	425,040	46,327
Western Areas Ltd.	22,347	64,025
Total Materials		2,958,145

See notes to financial statements.

41

Schedules of Investments — IQ Australia Small Cap ETF (continued)
April 30, 2013

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 2.8%
iiNET Ltd.	17,756	$113,723
M2 Telecommunications Group Ltd.	22,019	128,684
TPG Telecom Ltd.	39,312	147,724
Total Telecommunication Services		390,131

Utilities — 1.0%
Envestra Ltd.	125,984	137,317

Total Common Stocks — 98.8%
(Cost $15,411,728)		13,706,761

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 20.9%
Money Market Fund — 20.9%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $2,896,195)	2,896,195	$2,896,195

Total Investments — 119.7%
(Cost $18,307,923)		$16,602,956
Liabilities in Excess of Other
Assets — (19.7)%		(2,733,101)
Net Assets — 100.0%		$13,869,855

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $2,460,061; cash collateral of $2,896,195 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See notes to financial statements.

42

Schedules of Investments — IQ Canada Small Cap ETF
April 30, 2013

	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 2.0%
Martinrea International, Inc.*	13,037	$110,559
RONA, Inc.	20,392	212,871
Total Consumer Discretionary		323,430

Consumer Staples — 1.6%
Jean Coutu Group (PJC), Inc., Class A	15,344	255,517

Energy — 28.9%
Advantage Oil & Gas Ltd.*	28,292	112,229
AltaGas Ltd.	17,483	652,495
Bankers Petroleum Ltd.*	42,155	105,613
Bellatrix Exploration Ltd.*	16,605	104,168
Birchcliff Energy Ltd.*	16,384	128,681
BlackPearl Resources, Inc.*	45,789	100,150
Calfrac Well Services Ltd.	5,806	147,711
Canyon Services Group, Inc.(a)	8,439	88,010
Crew Energy, Inc.*	17,739	123,274
Deethree Exploration Ltd.*	11,002	85,754
Denison Mines Corp.*	57,253	71,150
Ensign Energy Services, Inc.	21,372	360,361
Gran Tierra Energy, Inc.*	44,155	245,830
Ithaca Energy, Inc.*	40,844	67,001
Legacy Oil + Gas, Inc.*	23,751	125,620
Niko Resources Ltd.	11,166	73,933
Nuvista Energy Ltd.*	19,207	139,778
Parex Resources, Inc.*	17,429	77,974
PetroBakken Energy Ltd.	14,139	120,888
Petrominerales Ltd.	13,795	76,254
Poseidon Concepts Corp.	13,377	3,591
Precision Drilling Corp.	39,883	323,949
Secure Energy Services, Inc.	16,455	212,507
Southern Pacific Resource Corp.*	67,234	44,116
Sprott Resource Corp.	10,037	43,008
TransGlobe Energy Corp.*	11,422	90,618
Trican Well Service Ltd.	24,892	325,674
Trinidad Drilling Ltd.	20,358	139,248
Uranium One, Inc.*	79,216	220,515
Whitecap Resources, Inc.	20,801	213,831
Total Energy		4,623,931

Financials — 5.8%
AGF Management Ltd., Class B(a)	11,459	131,012
Canaccord Financial, Inc.	12,628	72,188
Element Financial Corp.*	16,285	152,189
Industrial Alliance Insurance and
Financial Services, Inc.	15,509	573,888
Total Financials		929,277

Health Care — 0.8%
CML Healthcare, Inc.	15,335	117,850

Industrials — 15.7%
Aecon Group, Inc.	9,218	113,638
Air Canada, Class B*	33,410	99,647
CAE, Inc.	43,923	475,540
Chorus Aviation, Inc., Class B	14,282	54,808
Horizon North Logistics, Inc.	15,332	90,695
Progressive Waste Solutions Ltd.(a)	18,318	408,847
Russel Metals, Inc.	10,206	276,496
Superior Plus Corp.	18,720	241,945

	Shares	Value
Common Stocks (continued)
Industrials (continued)
TransForce, Inc.	13,524	$267,293
WestJet Airlines Ltd.	19,498	478,412
Total Industrials		2,507,321

Information Technology — 0.5%
Wi-LAN, Inc.	20,047	79,323

Materials — 34.9%
Alacer Gold Corp.	39,357	118,167
Alamos Gold, Inc.	20,450	286,058
Argonaut Gold, Inc.*	24,646	156,327
AuRico Gold, Inc.	41,935	215,960
Aurizon Mines Ltd.*	21,867	93,916
B2Gold Corp.*	103,850	261,212
Banro Corp.*	33,973	43,570
Canexus Corp.	20,459	191,806
Canfor Corp.*	9,216	192,777
Capstone Mining Corp.*	51,228	103,897
Centerra Gold, Inc.	27,128	113,545
China Gold International Resources
Corp., Ltd.*(a)	41,084	116,817
Colossus Minerals, Inc.*	17,515	40,050
Continental Gold Ltd.*	17,244	85,376
Dominion Diamond Corp.*	13,550	215,135
Dundee Precious Metals, Inc.*	16,293	104,641
Endeavour Mining Corp.*	69,558	75,377
Endeavour Silver Corp.*	14,877	77,798
First Majestic Silver Corp.*	18,959	234,101
Fortuna Silver Mines, Inc.*	21,275	66,415
Gabriel Resources Ltd.*	35,750	64,687
HudBay Minerals, Inc.	29,350	233,434
Intertape Polymer Group, Inc.	8,415	93,700
Ivanplats Ltd., Class A*(a)	36,778	109,692
Kirkland Lake Gold, Inc.*	9,810	32,965
Major Drilling Group International, Inc.	13,466	100,809
Methanex Corp.	15,978	678,293
Nevsun Resources Ltd.	33,289	124,770
NovaGold Resources, Inc.*	38,632	95,250
Orbite Aluminae, Inc.,
Class Warrants*(a)	29,943	30,067
Premier Gold Mines Ltd.*	24,646	51,701
Primero Mining Corp.*	11,065	65,454
Rio Alto Mining Ltd.*	26,951	99,139
Romarco Minerals, Inc.*	99,186	43,388
Rubicon Minerals Corp.*	46,845	81,502
Sabina Gold & Silver Corp.*	18,969	22,630
Sandstorm Gold Ltd.*	13,438	108,749
SEMAFO, Inc.	46,352	88,017
Sherritt International Corp.	49,924	233,775
Silvercorp Metals, Inc.	28,190	82,397
Taseko Mines Ltd.*	31,835	75,010
Thompson Creek Metals Co., Inc.*	24,249	72,565
Timmins Gold Corp. *	23,491	55,583
Torex Gold Resources, Inc.*	103,069	143,457
Total Materials		5,579,979

Metals & Mining — 1.2%
Pretium Resources, Inc.*	12,320	91,005
Silver Standard Resources, Inc.*	13,732	98,705
Total Metals & Mining		189,710

See notes to financial statements.

43

Schedules of Investments — IQ Canada Small Cap ETF (continued)
April 30, 2013

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 3.0%
Gibson Energy, Inc.	14,707	$383,814
Twin Butte Energy Ltd.	40,977	90,847
Total Oil, Gas & Consumable Fuels		474,661

Telecommunication Services — 2.2%
Manitoba Telecom Services, Inc.	10,994	356,976

Utilities — 2.7%
Algonquin Power & Utilities Corp.	23,650	187,159
Atlantic Power Corp.	20,332	95,813
Just Energy Group, Inc.(a)	21,782	146,390
Total Utilities		429,362

Total Common Stocks — 99.3%
(Cost $21,891,886)		$15,867,337

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 2.0%
Money Market Fund — 2.0%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $316,226)	316,226	$316,226
Total Investments — 101.3%
(Cost $22,208,112)		$16,183,563
Liabilities in Excess of Other
Assets — (1.3)%		(202,175)
Net Assets — 100.0%		$15,981,388

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $306,463; cash collateral of $316,226 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See notes to financial statements.

44

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
April 30, 2013

	Shares	Value
Common Stocks — 99.1%
Australia — 6.4%
GrainCorp Ltd.	130,830	$1,741,059
Nufarm Ltd.	141,317	616,115
Total Australia		2,357,174

China — 9.0%
China Bluechemical Ltd., Class H	1,436,414	875,478
China Minzhong Food Corp., Ltd.*(a)	348,797	283,195
China Modern Dairy Holdings Ltd.*	1,385,244	478,372
First Tractor Co., Ltd., Class H	347,058	258,485
People’s Food Holdings Ltd.	520,149	553,238
Shenguan Holdings Group Ltd.(a)	946,148	480,352
Yongye International, Inc. ADR*	28,472	151,471
Zhongpin, Inc. ADR*	20,637	267,456
Total China		3,348,047

Hong Kong — 7.0%
Asian Citrus Holdings Ltd.	639,166	271,789
China Agri-Industries Holdings Ltd.	1,780,734	874,236
China Foods Ltd.	625,249	319,046
China Yurun Food Group Ltd.*(a)	1,101,308	655,625
Global Bio-chem Technology
Group Co., Ltd.	1,651,237	142,557
Sinofert Holdings Ltd.	1,521,638	329,401
Total Hong Kong		2,592,654

Indonesia — 2.3%
Bumitama Agri Ltd.*	249,919	204,943
PT Bakrie Sumatera Plantations Tbk	10,752,150	100,637
PT Malindo Feedmill Tbk	598,582	172,387
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	2,386,677	373,129
Total Indonesia		851,096

Ireland — 4.5%
Glanbia PLC	125,963	1,685,607

Japan — 25.1%
Fuji Oil Co., Ltd.	42,507	674,631
House Foods Corp.	50,514	880,534
Iseki & Co., Ltd.	127,849	464,619
Itoham Foods, Inc.	85,466	393,068
Kewpie Corp.	78,596	1,186,888
Kumiai Chemical Industry Co., Ltd.	34,968	231,900
Mitsui Sugar Co., Ltd.	61,154	192,107
Miyoshi Oil & Fat Co. Ltd.	46,731	81,075
Morinaga Milk Industry Co., Ltd.	147,852	435,618
Nippon Meat Packers, Inc.	118,337	1,817,392
Nisshin Oillio Group Ltd.	67,344	237,132
Nisshin Seifun Group, Inc.	129,275	1,669,520
NOF Corp.	112,658	606,024
Prima Meat Packers Ltd.	95,215	264,893
Yamatane Corp.(a)	63,661	136,589
Total Japan		9,271,990

Luxembourg — 2.0%
Adecoagro SA ADR*	97,290	725,783

Netherlands — 10.3%
CSM NV	56,166	1,258,097
Nutreco NV*	26,729	2,539,712
Total Netherlands		3,797,809

	Shares	Value
Common Stocks (continued)
New Zealand — 0.5%
A2 Corp. Ltd.*	302,736	$181,791

Singapore — 2.5%
First Resources Ltd.	412,107	578,854
Indofood Agri Resources Ltd.(a)	328,138	283,739
Mewah International, Inc.	159,746	58,365
Total Singapore		920,958

Spain — 3.5%
Ebro Foods SA	63,972	1,313,185

Thailand — 1.0%
GFPT PCL*	372,221	106,530
Thai Vegetable Oil PCL	323,196	253,271
Total Thailand		359,801

United Kingdom — 4.1%
Dairy Crest Group PLC	112,775	806,880
Devro PLC	137,702	707,040
Total United Kingdom		1,513,920

United States — 20.9%
American Vanguard Corp.	20,364	587,298
Chiquita Brands International, Inc.*	37,238	321,364
CVR Partners LP(a)	18,649	490,655
Dole Food Co., Inc.*	45,631	490,990
Lindsay Corp.	10,704	822,281
Smithfield Foods, Inc.*	109,829	2,811,622
Toro Co.	48,866	2,199,459
Total United States		7,723,669
Total Common Stocks — 99.1%
(Cost $37,531,336)		36,643,484

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $190,453)	190,453	190,453

Investment of Cash Collateral For
Securities Loaned — 7.3%
Money Market Fund — 7.3%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $2,684,833)	2,684,833	2,684,833

Total Investments — 106.9%
(Cost $40,406,622)		$39,518,770
Liabilities in Excess of Other
Assets — (6.9)%		(2,541,631)
Net Assets — 100.0%		$36,977,139

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $941,252; cash collateral of $2,684,833 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.

ADR — American Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

45

Schedules of Investments — IQ Global Oil Small Cap ETF
April 30, 2013

	Shares	Value
Common Stocks — 99.2%
Australia — 5.3%
Caltex Australia Ltd.	4,073	$91,071
Horizon Oil Ltd.*(a)	25,737	10,820
Total Australia		101,891

Bermuda — 0.2%
Archer Ltd.*	5,948	3,895

Canada — 8.9%
Bankers Petroleum Ltd.*	7,482	18,745
Canyon Services Group, Inc.	1,498	15,623
Ensign Energy Services, Inc.	3,793	63,955
Horizon North Logistics, Inc.	2,721	16,096
Ithaca Energy, Inc.*	7,250	11,893
Southern Pacific Resource Corp.*	11,934	7,831
Sunshine Oilsands Ltd.*	51,521	12,614
TAG Oil Ltd.*	1,640	8,967
Twin Butte Energy Ltd.	7,273	16,124
Total Canada		171,848

China — 1.3%
Shandong Molong Petroleum Machinery
Co. Ltd., Class H	6,944	2,496
Sinopec Shanghai Petrochemical Co.,
Ltd., Class H	67,315	23,159
Total China		25,655

Colombia — 0.7%
Petrominerales Ltd.	2,449	13,537

Finland — 2.8%
Neste Oil OYJ	3,422	53,372

France — 2.3%
Etablissements Maurel et Prom	2,601	44,288

Ireland — 0.8%
Providence Resources PLC*	1,642	15,628

Italy — 1.3%
ERG SpA	1,449	13,888
Saras SpA*	9,094	12,121
Total Italy		26,009

Japan — 8.1%
Cosmo Oil Co., Ltd.	14,144	33,687
Showa Shell Sekiyu K.K.	5,558	44,562
Tonengeneral Sekiyu K.K.	7,715	77,934
Total Japan		156,183

Netherlands — 10.3%
Core Laboratories NV ADR(a)	1,379	199,652

Norway — 3.0%
Det Norske Oljeselskap ASA*	2,000	28,400
DNO International ASA*	16,705	29,220
Total Norway		57,620

Philippines — 0.8%
Petron Corp.	44,050	16,481

Russia — 0.9%
Alliance Oil Co., Ltd.*	2,081	16,588
Singapore — 0.1%
Kreuz Holdings Ltd.	4,364	1,825

	Shares	Value
Common Stocks (continued)
Thailand — 7.1%
Bangchak Petroleum PCL	21,602	$26,681
Esso Thailand PCL	26,115	8,586
IRPC PCL	317,896	44,408
Thai Oil PCL	25,616	57,603
Total Thailand		137,278

United Arab Emirates — 3.4%
Dragon Oil PLC	6,790	66,895

United Kingdom — 2.5%
Rockhopper Exploration PLC*	7,978	16,980
Salamander Energy PLC*	7,277	20,693
Xcite Energy Ltd.*	7,646	11,692
Total United Kingdom		49,365

United States — 39.4%
Alon USA Energy, Inc.	587	9,744
Bonanza Creek Energy, Inc.*	1,138	39,090
BPZ Resources, Inc.*	2,846	6,090
CVR Energy, Inc.	462	22,763
Gulfport Energy Corp.*	2,311	120,611
Harvest Natural Resources, Inc.*(a)	1,144	3,752
Key Energy Services, Inc.*	4,387	26,059
Kodiak Oil & Gas Corp.*	7,825	61,270
Lufkin Industries, Inc.	993	87,672
Northern Tier Energy LP	941	24,824
Ocean Rig UDW, Inc.	1,621	26,552
Oceaneering International, Inc.	3,021	211,984
PetroQuest Energy, Inc.*	1,707	7,306
Pioneer Energy Services Corp.*	1,797	12,669
Stone Energy Corp.*	1,430	28,214
Synergy Resources Corp.*	1,216	8,208
VAALCO Energy, Inc.*	1,667	11,202
Western Refining, Inc.(a)	1,772	54,772
Total United States		762,782
Total Common Stocks — 99.2%
(Cost $2,154,233)		1,920,792

Investment of Cash Collateral For
Securities Loaned — 13.4%
Money Market Fund — 13.4%
BNY Mellon Overnight Government
Fund, 0.17%
(Cost $259,751)	259,751	259,751

Total Investments — 112.6%
(Cost $2,413,984)		$2,180,543
Liabilities in Excess of Other
Assets — (12.6)%		(244,115)
Net Assets — 100.0%		$1,936,428

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $255,434; cash collateral of $259,751 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

ADR — American Depositary Receipt

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

46

Schedules of Investments — IQ US Real Estate Small Cap ETF
April 30, 2013

	Shares	Value
Common Stocks — 98.7%
Diversified REITs — 8.0%
CapLease, Inc.	70,336	$493,759
Cousins Properties, Inc.	84,200	919,464
Investors Real Estate Trust	89,373	869,599
Redwood Trust, Inc.	77,579	1,770,353
Resource Capital Corp.	93,431	615,710
Total Diversified REITs		4,668,885

Hotel REITs — 11.2%
Ashford Hospitality Trust, Inc.	59,042	760,461
FelCor Lodging Trust, Inc.*	106,805	638,694
Hersha Hospitality Trust	172,523	1,031,688
Pebblebrook Hotel Trust	58,718	1,594,781
Summit Hotel Properties, Inc.	63,094	630,309
Sunstone Hotel Investors, Inc.*	150,044	1,862,046
Total Hotel REITs		6,517,979

Mortgage REITs — 28.2%
AG Mortgage Investment Trust, Inc.(a)	25,483	659,245
Anworth Mortgage Asset Corp.	135,609	855,693
Apollo Commercial Real Estate
Finance, Inc.	26,797	475,379
ARMOUR Residential REIT, Inc.	358,180	2,324,588
CreXus Investment Corp.(a)	64,874	845,308
Dynex Capital, Inc.	48,855	525,191
Gramercy Property Trust, Inc.*	38,771	184,162
Invesco Mortgage Capital	126,969	2,717,137
iStar Financial, Inc.*	69,678	813,839
New York Mortgage Trust, Inc.(a)	47,203	337,029
Newcastle Investment Corp.	238,290	2,699,826
NorthStar Realty Finance Corp.	157,192	1,567,204
PennyMac Mortgage Investment Trust	52,522	1,326,180
RAIT Financial Trust	56,148	479,504
Western Asset Mortgage Capital
Corp.(a)	21,496	481,510
ZAIS Financial Corp.*(a)	5,474	113,093
Total Mortgage REITs		16,404,888

Office REITs — 19.1%
Brandywine Realty Trust	132,180	1,973,447
CommonWealth REIT	75,686	1,690,068
First Industrial Realty Trust, Inc.	92,098	1,652,238
First Potomac Realty Trust	47,929	766,864
Franklin Street Properties Corp.	70,055	1,069,740
Government Properties Income Trust	52,833	1,376,300
Lexington Realty Trust	160,363	2,054,250
Parkway Properties, Inc.	29,320	534,503
Total Office REITs		11,117,410

	Shares	Value
Common Stocks (continued)
Residential REITs — 3.9%
Associated Estates Realty Corp.	44,370	$792,892
Education Realty Trust, Inc.	108,702	1,194,635
Silver Bay Realty Trust Corp.	14,621	278,969
Total Residential REITs		2,266,496

Retail REITs — 14.2%
Acadia Realty Trust	51,079	1,458,305
Cedar Realty Trust, Inc.	62,534	400,843
Glimcher Realty Trust	135,770	1,702,556
Inland Real Estate Corp.	86,224	976,056
Kite Realty Group Trust	70,918	468,059
Pennsylvania Real Estate
Investment Trust	51,398	1,065,481
Ramco-Gershenson Properties Trust	46,164	806,485
Spirit Realty Capital, Inc.	65,281	1,405,500
Total Retail REITs		8,283,285

Specialized REITs — 14.1%
CubeSmart	117,759	2,069,026
DCT Industrial Trust, Inc.	268,387	2,101,470
Medical Properties Trust, Inc.	129,759	2,087,822
Sabra Health Care REIT, Inc.	34,811	1,038,064
STAG Industrial, Inc.	39,841	878,096
Total Specialized REITs		8,174,478

Total Common Stocks — 98.7%
(Cost $51,665,521)		57,433,421

Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $657,513)	657,513	657,513

Investment of Cash Collateral For
Securities Loaned — 2.2%
Money Market Fund — 2.2%
BNY Mellon Overnight
Government Fund, 0.17%
(Cost $1,265,866)	1,265,866	1,265,866

Total Investments — 102.0%
(Cost $53,588,900)		$59,356,800
Liabilities in Excess of Other
Assets — (2.0)%		(1,165,175)
Net Assets — 100.0%		$58,191,625

*	Non-income producing securities.
(a)	All or a portion of security is on loan. The aggregate market value of securities on loan is $1,222,842; cash collateral of $1,265,866 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of April 30, 2013.

REITs — Real Estate Investment Trusts

See notes to financial statements.

47

Statements of Assets and Liabilities
April 30, 2013

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$389,440,755	$75,713,089	$5,006,877	$67,802,549	$90,546,906	$14,160,788
Investments, at value (including
securities on loan)[1]	$396,581,571	$76,717,149	$5,075,498	$68,358,452	$87,111,033	$14,604,506
Cash	67,293	—	—	—	132,398	520
Foreign currency[2]	—	—	—	—	16,541	12,370
Cash deposited at broker for
futures collateral	405,325	—	7,200	—	817,000	164,100
Cash deposited at broker for
swap collateral	9,122,662	113,760	106,418	—	—	—
Receivable for capital shares
created	5,681,514	—	—	—	—	—
Receivable for investments sold	3,719,758	—	—	—	—	—
Dividend, interest and reclaims
receivable	592,385	8,742	4,642	6,308	146,070	4,798
Total Assets	416,170,508	76,839,651	5,193,758	68,364,760	88,223,042	14,786,294

Liabilities
Collateral for securities on loan	22,216,423	13,528,401	50,663	7,386,500	2,627,801	693,122
Due to broker	921,418	47,198	146	—	—
Payable for capital shares
redeemed	4,247,603	—	—	—	—
Advisory fees payable	227,701	38,688	3,140	23,905	52,705	8,672
Variation margin payable	73,911	—	2,740	—	31,600	6,360
Trustee fees payable	504	16	—	201	79	4
Compliance fees payable	207	15	—	40	58	—
Payable for investments purchased	4,981,411	—	—	—	—	—
Accrued expenses and other
liabilities	54	54	1	54	54	54
Total Liabilities	32,669,232	13,614,372	56,690	7,410,700	2,712,297	708,212
Net Assets	$383,501,276	$63,225,279	$5,137,068	$60,954,060	$85,510,745	$14,078,082

Composition of Net Assets
Paid-in capital	$393,170,478	$66,776,911	$5,070,425	$60,859,619	$109,428,151	$15,908,049
Undistributed (accumulated) net
investment income (loss)	(127,863)	(252,752)	(175)	(173,363)	845,771	240,510
Undistributed (accumulated) net
realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(17,049,445)	(4,302,940)	5,060	(288,099)	(20,680,753)	(2,383,494)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign currency
translations	7,508,106	1,004,060	61,758	555,903	(4,082,424)	313,017
Net Assets	$383,501,276	$63,225,279	$5,137,068	$60,954,060	$85,510,745	$14,078,082

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	13,500,000	2,350,000	200,000	2,300,000	3,000,000	550,000
Net Asset Value	$28.41	$26.90	$25.69	$26.50	$28.50	$25.60

[1] Market value of securities on loan:	$21,860,034	$13,273,076	$49,923	$7,236,890	$2,405,793	$679,717
[2] Cost of foreign currency:	$—	$—	$—	$—	$13,418	$11,979

See notes to financial statements.

48

Statements of Assets and Liabilities (continued)
April 30, 2013

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost	$18,307,923	$22,208,112	$40,406,622
Investments, at value (including securities on loan)[1]	$16,602,956	$16,183,563	$39,518,770
Cash	—	—	47,278
Foreign currency[2]	148,945	140,151	566
Dividend, interest and reclaims receivable	28,453	12,658	117,883
Total Assets	16,780,354	16,336,372	39,684,497

Liabilities
Collateral for securities on loan	2,896,195	316,226	2,684,833
Advisory fees payable	7,877	9,109	22,341
Due to custodian	6,360	28,857	—
Trustee fees payable	13	12	32
Compliance fees payable	—	64	98
Payable for investments purchased	—	662	—
Accrued expenses and other liabilities	54	54	54
Total Liabilities	2,910,499	354,984	2,707,358
Net Assets	$13,869,855	$15,981,388	$36,977,139

Composition of Net Assets
Paid-in capital	$20,137,047	$34,367,330	$41,687,238
Undistributed (accumulated) net investment income (loss)	233,628	(305,329)	44,802
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(4,795,287)	(12,059,072)	(3,865,020)
Net unrealized appreciation (depreciation) on investments, swap
transactions, futures contracts and foreign currency translations	(1,705,533)	(6,021,541)	(889,881)
Net Assets	$13,869,855	$15,981,388	$36,977,139

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	650,000	750,000	1,400,000
Net Asset Value	$21.34	$21.31	$26.41

[1] Market value of securities on loan:	$2,460,061	$306,463	$941,252
[2] Cost of foreign currency:	$149,353	$137,306	$566

See notes to financial statements.

49

Statements of Assets and Liabilities (continued)
April 30, 2013

	IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF
Assets
Investments, at cost:	$2,413,984	$53,588,900
Investments, at value (including securities on loan)[1]	$2,180,543	$59,356,800
Foreign currency[2]	38,179	—
Receivable for capital shares created	—	5,386,920
Receivable for investments sold	37	—
Dividend, interest and reclaims receivable	3,259	71,457
Total Assets	2,222,018	64,815,177

Liabilities
Collateral for securities on loan	259,751	1,265,866
Due to custodian	24,616	—
Advisory fees payable	1,159	26,762
Trustee fees payable	—	1
Compliance fees payable	31	—
Payable for investments purchased	—	5,330,887
Accrued expenses and other liabilities	33	36
Total Liabilities	285,590	6,623,552
Net Assets	$1,936,428	$58,191,625

Composition of Net Assets
Paid-in capital	$2,386,348	$52,837,257
Undistributed (accumulated) net investment income (loss)	(8,198)	—
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(208,443)	(413,532)
Net unrealized appreciation (depreciation) on investments, swap transactions,
futures contracts and foreign currency translations	(233,279)	5,767,900
Net Assets	$1,936,428	$58,191,625

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	100,000	2,150,000
Net Asset Value	$19.36	$27.07

[1] Market value of securities on loan:	$255,434	$1,222,842
[2] Cost of foreign currency:	$38,042	$—

See notes to financial statements.

50

Statements of Operations
For the period ended April 30, 2013

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF**	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$5,363,071	$1,054,486	$39,995	$268,418	$1,576,593	$175,627
Securities lending income, net	135,373	38,388	741	36,587	30,056	2,993
Total investment income	5,498,444	1,092,874	40,736	305,005	1,606,649	178,620

Expenses
Advisory fees	2,088,503	382,006	26,372	205,286	562,491	119,460
Trustee fees	7,312	1,520	146	1,546	2,760	679
Compliance fees	2,226	393	23	340	600	126
Miscellaneous	40	14	227	54	923	917
Total expenses	2,098,081	383,933	26,768	207,226	566,774	121,182
Net investment income (loss)	3,400,363	708,941	13,968	97,779	1,039,875	57,438

Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and
Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(4,470,376)	(1,545,577)	3,050	(397,021)	(6,267,365)	(201,255)
In-Kind redemptions	7,101,992	1,684,188	57,299	372,944	9,592,342	230,687
Swap transactions	423,643	(784,913)	50,020	—	—	—
Distributions from investments in
other investment companies	304,323	15,702	7,448	—	—	—
Futures contracts	(352,137)	(234,099)	(16,034)	—	(2,061,228)	(185,129)
Foreign currency translations	—	—	—	—	(142,699)	(30,607)
Net realized gain (loss)	3,007,445	(864,699)	101,783	(24,077)	1,121,050	(186,304)
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	4,609,189	125,122	68,621	412,304	(2,413,302)	(468,423)
Futures contracts	310,694	9,606	(6,863)	—	(742,829)	(150,732)
Foreign currency translations	—	—	—	—	362	156
Net change in net unrealized
appreciation (depreciation)	4,919,883	134,728	61,758	412,304	(3,155,769)	(618,999)
Net realized and unrealized
gain (loss)	7,927,328	(729,971)	163,541	388,227	(2,034,719)	(805,303)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$11,327,691	$(21,030)	$177,509	$486,006	$(994,844)	$(747,865)

*Net of foreign taxes withheld of:	$—	$—	$—	$—	$89,183	$3,816

** Commencement of operations was October 4, 2012.

See notes to financial statements.

51

Statements of Operations (continued)
For the period ended April 30, 2013

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$470,606	$397,577	$670,017
Interest income	6	—	4
Securities lending income, net	37,180	24,269	48,165
Total investment income	507,792	421,846	718,186

Expenses
Advisory fees	95,455	152,860	270,427
Trustee fees	535	915	1,379
Compliance fees	74	117	303
Miscellaneous	54	213	54
Total expenses	96,118	154,105	272,163
Net investment income	411,674	267,741	446,023

Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(1,789,366)	(4,648,629)	(1,345,430)
In-Kind redemptions	(201,234)	(2,034,717)	851,952
Foreign currency translations	6,090	92	(4,509)
Net realized gain (loss)	(1,984,510)	(6,683,254)	(497,987)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	388,215	2,325,760	2,666,885
Foreign currency translations	(598)	(5,596)	(6,132)
Net change in net unrealized appreciation (depreciation)	387,617	2,320,164	2,660,753
Net realized and unrealized gain (loss)	(1,596,893)	(4,363,090)	2,162,766
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,185,219)	$(4,095,349)	$2,608,789

* Net of foreign taxes withheld of:	$5,351	$70,515	$41,147

See notes to financial statements.

52

Statements of Operations (continued)
For the period ended April 30, 2013

	IQ Global Oil Small Cap ETF	IQ US Real Estate Small Cap ETF
Investment Income
Dividend income*	$41,590	$1,205,385
Securities lending income, net	857	5,115
Total investment income	42,447	1,210,500
Expenses
Advisory fees	19,631	189,854
Trustee fees	99	941
Compliance fees	55	257
Miscellaneous	41	46
Total expenses	19,826	191,098
Net investment income (loss)	22,621	1,019,402
Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(176,188)	62,416
In-Kind redemptions	105,471	4,633,401
Foreign currency translations	(970)	—
Net realized gain (loss)	(71,687)	4,695,817
Net change in net unrealized appreciation (depreciation) on:
Investment securities	168,659	3,970,967
Foreign currency translations	(51)	—
Net change in net unrealized appreciation (depreciation)	168,608	3,970,967
Net realized and unrealized gain (loss)	96,921	8,666,784
Net Increase (Decrease) in Net Assets Resulting from Operations	$119,542	$9,686,186
*Net of foreign taxes withheld of:	$2,498	$—

See notes to financial statements.

53

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Period October 4, 2012 * to April 30, 2013	For the Year Ended April 30,
	2013	2012	2013	2012		2013	2012
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$3,400,363	$2,529,098	$708,941	$465,375	$13,968	$97,779	$(10,332)
Net realized gain (loss)	3,007,445	(59,823)	(864,699)	(406,433)	101,783	(24,077)	495,143
Net change in net unrealized
appreciation (depreciation)	4,919,883	(482,500)	134,728	(593,194)	61,758	412,304	16,786
Net increase (decrease) in net
assets resulting from operations	11,327,691	1,986,775	(21,030)	(534,252)	177,509	486,006	501,597

Dividends and Distributions to
Shareholders from:
Net investment income	(3,493,395)	(2,465,773)	(678,020)	(349,947)	(19,014)	(23,359)	—
Net realized gains	—	—	—	—	—	—	(70,733)
Total dividends and distributions
to shareholders	(3,493,395)	(2,465,773)	(678,020)	(349,947)	(19,014)	(23,359)	(70,733)

Capital Share Transactions
Proceeds from shares created	290,855,270	180,656,444	49,109,971	43,686,434	13,812,208	43,522,101	38,986,694
Cost of shares redeemed	(111,603,698)	(114,838,725)	(35,661,207)	(20,628,831)	(8,833,635)	(10,573,400)	(24,689,903)
Net increase from capital share
transactions	179,251,572	65,817,719	13,448,764	23,057,603	4,978,573	32,948,701	14,296,791
Total increase in net assets	187,085,868	65,338,721	12,749,714	22,173,404	5,137,068	33,411,348	14,727,655

Net Assets
Beginning of year	196,415,408	131,076,687	50,475,565	28,302,161	—	27,542,712	12,815,057
End of year	$383,501,276	$196,415,408	$63,225,279	$50,475,565	$5,137,068	$60,954,060	$27,542,712
Including undistributed
(accumulated) net investment
income (loss) as follows:	$(127,863)	659,666	$(252,752)	$152,347	$(175)	$(173,363)	$(1,837)

Changes in Shares Outstanding
Shares outstanding, beginning
of period	7,100,000	4,704,000	1,850,000	1,000,000	—	1,050,000	500,000
Shares created	10,400,000	6,550,000	1,800,000	1,600,000	550,000	1,650,000	1,500,000
Shares redeemed	(4,000,000)	(4,154,000)	(1,300,000)	(750,000)	(350,000)	(400,000)	(950,000)
Shares outstanding, end of period	13,500,000	7,100,000	2,350,000	1,850,000	200,000	2,300,000	1,050,000

* Commencement of operations.

See notes to financial statements.

54

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$1,039,875	$908,263	$57,438	$(24,536)	$411,674	$579,678
Net realized gain (loss)	1,121,050	(6,039,373)	(186,304)	(110,416)	(1,984,510)	(2,771,606)
Net change in net unrealized
appreciation (depreciation)	(3,155,769)	(4,269,871)	(618,999)	720,507	387,617	(4,782,433)
Net increase (decrease) in net
assets resulting from
operations	(994,844)	(9,400,981)	(747,865)	585,555	(1,185,219)	(6,974,361)

Dividends and Distributions to
Shareholders from:
Net investment income	(931,541)	(448,866)	(24,415)	—	(254,722)	(1,324,792)
Net realized gains	—	(735,042)	—	—	—	(637,635)
Total dividends and distributions
to shareholders	(931,541)	(1,183,908)	(24,415)	—	(254,722)	(1,962,427)

Capital Share Transactions
Proceeds from shares created	95,451,489	78,029,100	3,815,973	13,762,318	—	5,004,467
Cost of shares redeemed	(76,052,862)	(79,259,307)	(14,984,498)	(11,249,742)	(967,252)	(23,113,382)
Net increase (decrease) from
capital share transactions	19,398,627	(1,230,207)	(11,168,525)	2,512,576	(967,252)	(18,108,915)
Total increase (decrease)
in net assets	17,472,242	(11,815,096)	(11,940,805)	3,098,131	(2,407,193)	(27,045,703)

Net Assets
Beginning of period	68,038,503	79,853,599	26,018,887	22,920,756	16,277,048	43,322,751
End of period	$85,510,745	$68,038,503	$14,078,082	$26,018,887	$13,869,855	$16,277,048
Including undistributed
(accumulated) net investment
income (loss) as follows:	$845,771	$507,525	$240,510	$(126,487)	$233,628	$44,532

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,350,000	2,400,000	1,000,000	900,000	700,000	1,400,000
Shares created	3,250,000	2,650,000	150,000	550,000	—	200,000
Shares redeemed	(2,600,000)	(2,700,000)	(600,000)	(450,000)	(50,000)	(900,000)
Shares outstanding, end
of period	3,000,000	2,350,000	550,000	1,000,000	650,000	700,000

See notes to financial statements.

55

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30, 2013	For the Period May 4, 2011* to April 30, 2012
	2013	2012	2013	2012
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$267,741	$277,034	$446,023	$388,751	$22,621	$23,587
Net realized gain (loss)	(6,683,254)	(7,617,624)	(497,987)	(1,171,219)	(71,687)	70,073
Net change in net unrealized
appreciation (depreciation)	2,320,164	(14,985,721)	2,660,753	(4,992,733)	168,608	(401,887)
Net increase (decrease) in net
assets resulting from
operations	(4,095,349)	(22,326,311)	2,608,789	(5,775,201)	119,542	(308,227)

Dividends and Distributions to
Shareholders from:
Net investment income	(739,738)	(400,361)	(519,028)	(331,760)	(45,351)	(12,378)
Total dividends and distributions
to shareholders	(739,738)	(400,361)	(519,028)	(331,760)	(45,351)	(12,378)

Capital Share Transactions
Proceeds from shares created	—	6,200,746	7,431,880	18,729,999	3,527,959	5,640,912
Cost of shares redeemed	(10,592,646)	(72,557,289)	(12,253,168)	(27,753,609)	(4,302,358)	(2,683,671)
Net increase (decrease) from
capital share transactions	(10,592,646)	(66,356,543)	(4,821,288)	(9,023,610)	(774,399)	2,957,241
Total increase (decrease) in
net assets	(15,427,733)	(89,083,215)	(2,731,527)	(15,130,571)	(700,208)	2,636,636

Net Assets
Beginning of period	31,409,121	120,492,336	39,708,666	54,839,237	2,636,636	—
End of period	$15,981,388	$31,409,121	$36,977,139	$39,708,666	$1,936,428	$2,636,636
Including undistributed
(accumulated) net investment
income (loss) as follows:	$(305,329)	$59,348	$44,802	$83,218	$(8,198)	$10,305

Changes in Shares Outstanding
Shares outstanding, beginning
of period	1,200,000	3,400,000	1,600,000	2,000,000	150,000	—
Shares created	—	200,000	300,000	750,000	200,000	300,000
Shares redeemed	(450,000)	(2,400,000)	(500,000)	(1,150,000)	(250,000)	(150,000)
Shares outstanding, end
of period	750,000	1,200,000	1,400,000	1,600,000	100,000	150,000

* Commencement of operations.

See notes to financial statements.

56

Statements of Changes in Net Assets (continued)

	IQ US Real Estate Small Cap ETF
	For the Year Ended April 30, 2013	For the Period June 13, 2011* to April 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,019,402	$482,815
Net realized gain (loss)	4,695,817	580,016
Net change in net unrealized appreciation (depreciation)	3,970,967	1,796,933
Net increase (decrease) in net assets resulting from operations	9,686,186	2,859,764

Dividends and Distributions to Shareholders from:
Net investment income	(1,240,905)	(328,571)
Total dividends and distributions to shareholders	(1,240,905)	(328,571)

Capital Share Transactions
Proceeds from shares created	58,516,286	42,206,389
Cost of shares redeemed	(41,438,793)	(12,068,731)
Net increase (decrease) from capital share transactions	17,077,493	30,137,658
Total increase (decrease) in net assets	25,522,774	32,668,851

Net Assets
Beginning of period	32,668,851	—
End of period	$58,191,625	$32,668,851
Including undistributed (accumulated) net investment income (loss) as follows:	—	$154,244

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,600,000	—
Shares created	2,450,000	2,250,000
Shares redeemed	(1,900,000)	(650,000)
Shares outstanding, end of period	2,150,000	1,600,000

* Commencement of operations.

See notes to financial statements.

57

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF					IQ Hedge Macro Tracker ETF
	For the Year Ended April 30,				For the Period March 24, 2009[1] to April 30, 2009	For the Year Ended April 30,			For the Period June 8, 2009[1] to April 30, 2010
	2013	2012	2011	2010		2013	2012	2011
Net asset value, beginning
of period	$27.66	$27.86	$27.21	$25.41	$25.00	$27.28	$28.30	$26.54	$25.00

Income from Investment
Operations
Net investment income (loss)[2]	0.34	0.43	0.61	0.52	0.02	0.38	0.39	0.38	0.26
Net realized and unrealized gain
(loss) on investments	0.69	(0.27)	0.45	1.51	0.39	(0.29)	(1.14)	1.53	1.53
Distributions of net realized gains
from investments in other
investment companies	0.03	0.01	0.00[3]	—	—	0.01	0.00[3]	0.00[3]	—
Net increase (decrease) in net
assets resulting from investment
operations	1.06	0.17	1.06	2.03	0.41	0.10	(0.75)	1.91	1.79

Distributions from:
Net investment income	(0.31)	(0.37)	(0.41)	(0.23)	—	(0.48)	(0.27)	(0.15)	(0.25)
Net realized gains	—	—	—	—	—	—	—	—	—
Total distributions from net
investment income and
realized gains	(0.31)	(0.37)	(0.41)	(0.23)	—	(0.48)	(0.27)	(0.15)	(0.25)
Net asset value, end of period	$28.41	$27.66	$27.86	$27.21	$25.41	$26.90	$27.28	$28.30	$26.54

Total Return
Total investment return based on
net asset value[5]	3.85%	0.65%	3.95%	8.00%	1.64%	0.36%	(2.61)%	7.21%	7.16%

Ratios/Supplemental Data
Net assets, end of period
(000's omitted)	$383,501	$196,415	$131,077	$92,639	$11,536	$63,225	$50,476	$28,302	$10,614
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.77%	0.77%	0.13%[6]	0.75%	0.75%	0.77%	0.76%[6]
Net investment income (loss)	1.22%	1.57%	2.23%	1.93%	0.08%[6]	1.39%	1.44%	1.41%	1.10%[6]
Portfolio turnover rate[7]	159%	90%	145%	169%	0%[8]	146%	108%	54%	77%

See footnotes on page 62

See notes to financial statements.

58

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF
	For the Period October 4, 2012[1] to April 30, 2013	For the Year Ended April 30,			For the Period October 26, 2009[1] to April 30, 2010
		2013	2012	2011
Net asset value, beginning of period	$24.98	$26.23	$25.63	$24.99	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.06	0.06	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.68	0.23	0.66	0.72	0.01
Distributions of net realized gains from investments
in other investment companies	0.03	—	—	—	—
Net increase (decrease) in net assets resulting
from investment operations	0.77	0.29	0.65	0.64	(0.01)

Distributions from:
Net investment income	(0.06)	(0.02)	—	(0.00)[4]	—
Net realized gains	—	—	(0.05)	—	—
Total distributions from net investment income
and realized gains	(0.06)	(0.02)	(0.05)	(0.00)[4]	—
Net asset value, end of period	$25.69	$26.50	$26.23	$25.63	$24.99

Total Return
Total investment return based on net
asset value[5]	3.10%	1.09%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,137	$60,954	$27,543	$12,815	$13,744
Ratio to average net assets of:
Expenses	0.76%[6]	0.48%	0.48%	0.49%	0.50%[6]
Net investment income (loss)	0.40%[6]	0.23%	(0.05)%	(0.32)%	(0.14)%[6]
Portfolio turnover rate[7]	29%	72%	62%	52%	44%

See footnotes on page 62

See notes to financial statements.

59

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF				IQ Merger Arbitrage ETF
	For the Year Ended April 30,			For the Period October 26, 2009[1] to April 30, 2010	For the Year Ended April 30,			For the Period November 16, 2009[1] to April 30, 2010
	2013	2012	2011		2013	2012	2011
Net asset value, beginning of period	$28.95	$33.27	$27.50	$25.00	$26.02	$25.47	$26.34	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.40	0.39	0.29	0.12	0.09	(0.03)	0.01	0.03
Net realized and unrealized gain (loss)
on investments	(0.48)	(4.17)	5.78	2.42	(0.46)	0.58	(0.55)	1.31
Net increase (decrease) in net assets
resulting from investment operations	(0.08)	(3.78)	6.07	2.54	(0.37)	0.55	(0.54)	1.34

Distributions from:
Net investment income	(0.37)	(0.20)	(0.12)	(0.04)	(0.05)	—	(0.01)	(0.00)[4]
Net realized gains	—	(0.34)	(0.18)	—	—	—	(0.32)	—
Total distributions from net investment
income and realized gains	(0.37)	(0.54)	(0.30)	(0.04)	(0.05)	—	(0.33)	(0.00)[4]
Net asset value, end of period	$28.50	$28.95	$33.27	$27.50	$25.60	$26.02	$25.47	$26.34

Total Return
Total investment return based on net
asset value[5]	(0.35)%	(11.30)%	22.17%	10.18%	(1.42)%	2.16%	(2.03)%	5.37%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$85,511	$68,039	$79,854	$8,249	$14,078	$26,019	$22,921	$31,602
Ratio to average net assets of:
Expenses	0.76%	0.75%	0.76%	0.79%[6]	0.76%	0.75%	0.76%	0.77%[6]
Net investment income (loss)	1.39%	1.31%	0.94%	0.93%[6]	0.36%	(0.11)%	0.04%	0.22%[6]
Portfolio turnover rate[7]	119%	178%	117%	158%	374%	365%	365%	141%

See footnotes on page 62

See notes to financial statements.

60

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF				IQ Canada Small Cap ETF
	For the Year Ended April 30,			For the Period March 22, 2010[1] to April 30, 2010	For the Year Ended April 30,			For the Period March 22, 2010[1] to April 30, 2010
	2013	2012	2011		2013	2012	2011
Net asset value, beginning of period	$23.25	$30.94	$25.64	$25.00	$26.17	$35.44	$26.02	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.62	0.64	1.03	0.03	0.28	0.16	0.14	(0.01)
Net realized and unrealized gain (loss)
on investments	(2.14)	(5.71)	4.76	0.61	(4.27)	(9.12)	9.75	1.03
Net increase (decrease) in net assets resulting
from investment operations	(1.52)	(5.07)	5.79	0.64	(3.99)	(8.96)	9.89	1.02

Distributions from:
Net investment income	(0.39)	(1.77)	(0.45)	—	(0.87)	(0.31)	(0.47)	—
Net realized gains	—	(0.85)	(0.04)	—	—	—	—	—
Total distributions from net investment
income and realized gains	(0.39)	(2.62)	(0.49)	—	(0.87)	(0.31)	(0.47)	—
Net asset value, end of period	$21.34	$23.25	$30.94	$25.64	$21.31	$26.17	$35.44	$26.02

Total Return
Total investment return based on net
asset value[5]	(6.51)%	(15.08)%	22.71%	2.56%	(15.49)%	(25.24)%	38.15%	4.08%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,870	$16,277	$43,323	$8,973	$15,981	$31,409	$120,492	$9,107
Ratio to average net assets of:
Expenses	0.69%	0.69%	0.69%	0.71%[6]	0.70%	0.69%	0.69%	0.71%[6]
Net investment income (loss)	2.98%	2.49%	3.72%	1.09%[6]	1.21%	0.55%	0.44%	(0.20)%[6]
Portfolio turnover rate[7]	29%	42%	49%	0%[8]	41%	37%	52%	0%

See footnotes on page 62

See notes to financial statements.

61

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF			IQ Global Oil Small Cap ETF		IQ US Real Estate Small Cap ETF
	For the Year Ended April 30,		For the Period March 21, 2011[1] to April 30, 2011	For the Year Ended April 30, 2013	For the Period May 4, 2011[1] to April 30, 2012	For the Year Ended April 30, 2013	For the Period June 13, 2011[1] to April 30, 2012
	2013	2012
Net asset value, beginning of period	$24.82	$27.42	$25.40	$17.58	$19.56	$20.42	$19.91

Income from Investment Operations
Net investment income (loss)[2]	0.31	0.22	0.06	0.15	0.21	0.83	0.73
Net realized and unrealized gain (loss) on
investments	1.64	(2.61)	1.96	1.93	(2.07)	7.00	0.37
Net increase (decrease) in net assets resulting
from investment operations	1.95	(2.39)	2.02	2.08	(1.86)	7.83	1.10

Distributions from:
Net investment income	(0.36)	(0.21)	—	(0.30)	(0.12)	(1.18)	(0.59)
Net realized gains	—	—	—	—	—	—	—
Total distributions from net investment income
and realized gains	(0.36)	(0.21)	—	(0.30)	(0.12)	(1.18)	(0.59)
Net asset value, end of period	$26.41	$24.82	$27.42	$19.36	$17.58	$27.07	$20.42

Total Return
Total investment return based on net
asset value[5]	7.91%	(8.64)%	7.95%	12.09%	(9.40)%	39.85%	6.05%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,977	$39,709	$54,839	$1,936	$2,637	$58,192	$32,669
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%[6]	0.76%	0.75%[6]	0.69%	0.69%[6]
Net investment income (loss)	1.24%	0.89%	1.96%[6]	0.86%	1.22%[6]	3.70%	4.43%[6]
Portfolio turnover rate[7]	17%	26%	0%	30%	10%	16%	11%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
6	Annualized.
7	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund's capital share transactions.
8	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%

See notes to financial statements.

62

Notes to Financial Statements
April 30, 2013

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of eleven active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; and IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Hedge Market Neutral Tracker ETF is to seek results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Market Neutral Index, developed by IndexIQ. The objective of the IQ Hedge Market Neutral Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed

63

Notes to Financial Statements (continued)
April 30, 2013

by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ U.S. Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ US Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ U.S. Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) of each Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities, investment funds and futures traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Events occurring after the close of trading in non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to

64

Notes to Financial Statements (continued)
April 30, 2013

be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded. Under normal conditions, the Funds invest cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is the maximization of current income to the extent consistent with preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions, and is valued at NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

65

Notes to Financial Statements (continued)
April 30, 2013

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2013 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$337,216,818	$—	$—	$337,216,818
Other Financial Instruments**	503,533	—	—	503,533
Short-Term Investments	59,364,753	—	—	59,364,753
Total	$397,085,104	$—	—	$397,085,104
Liabilities
Other Financial Instruments**	(136,243)	—	—	(136,243)
Total	$(136,243)	$—	$—	$(136,243)
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$62,641,047	$—	$—	$62,641,047
Short-Term Investments	14,076,102	—	—	14,076,102
Total	$76,717,149	$—	$—	$76,717,149
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$4,711,330	$—	$—	$4,711,330
Short-Term Investments	364,168	—	—	364,168
Total	$5,075,498	$—	$—	$5,075,498
Liabilities
Other Financial Instruments**	(6,863)	—	—	(6,863)
Total	$(6,863)	$—	$—	$(6,863)
IQ Real Return ETF
Assets
Investment Companies*	$60,762,455	$—	$—	$60,762,455
Short-Term Investments	7,595,997	—	—	7,595,997
Total	$68,358,452	$—	$—	$68,358,452
IQ Global Resources ETF
Assets
Common Stocks†	$76,949,897	$365,825	$—	$77,315,722
Short-Term Investments	9,795,311	—	—	9,795,311
Total	$86,745,208	$365,825	$—	$87,111,033
Liabilities
Other Financial Instruments**	(649,264)	—	—	(649,264)
Total	$(649,264)	$—	$—	$(649,264)
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$11,663,535	$—	$—	$11,663,535
Short-Term Investments	2,940,971	—	—	2,940,971
Total	14,604,506	—	—	14,604,506
Liabilities
Other Financial Instruments**	(131,132)	—	—	(131,132)
Total	$(131,132)	$—	$—	$(131,132)
66

Notes to Financial Statements (continued)
April 30, 2013

	Level 1	Level 2	Level 3	Total
IQ Australia Small Cap ETF
Assets
Common Stocks*	$13,685,829	$20,932	$—	$13,706,761
Short-Term Investments	2,896,195	—	—	2,896,195
Total	$16,582,024	$20,932	$—	$16,602,956
IQ Canada Small Cap ETF
Assets
Common Stocks*	$15,863,746	$3,591	$—	$15,867,337
Short-Term Investments	316,226	—	—	316,226
Total	$16,179,972	$3,591	$—	$16,183,563
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$36,492,013	$151,471	$—	$36,643,484
Short-Term Investments	2,875,286	—	—	2,875,286
Total	$39,367,299	$151,471	$—	$39,518,770
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$1,920,792	$—	$—	$1,920,792
Short-Term Investments	259,751	—	—	259,751
Total	$2,180,543	$—	$—	$2,180,543
IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$57,433,421	$—	$—	$57,433,421
Short-Term Investments	1,923,379	—	—	1,923,379
Total	$59,356,800	$—	$—	$59,356,800

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the year ended April 30, 2013.

Transfers from Level 1 to Level 2[1]
IQ Global Resources ETF	$337,199
IQ Australia Small Cap ETF	$127,155
IQ Canada Small Cap ETF	$317,753
IQ Global Agribusiness Small Cap ETF	$104,299

1	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method.

IQ Global Agribusiness Small Cap ETF	Common Stock
Balance as of April 30, 2012	$— **
Sales	(23,005)
Realized gain (loss)	(526,082)
Change in unrealized depreciation	549,087
Balance as of April 30, 2013	$—
Net change in unrealized appreciation/depreciation from investments still held
as of April 30, 2013 was:	$—

** Included Level 3 security valued at $0

67

Notes to Financial Statements (continued)
April 30, 2013

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Net investment income and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Funds will recognize interest expense and penalties in “Miscellaneous” expenses on the Statement of Operations. The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from April 30, 2010 through April 30, 2013 are open for examination.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

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Notes to Financial Statements (continued)
April 30, 2013

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends.

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”(“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Funds’ financial statements.

69

Notes to Financial Statements (continued)
April 30, 2013

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ US Real Estate Small Cap ETF	0.69%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of April 30, 2013, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing

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Notes to Financial Statements (continued)
April 30, 2013

Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At April 30, 2013, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	389,461,575	7,742,602	(622,606)	7,119,996
IQ Hedge Macro Tracker ETF	76,004,112	993,942	(280,905)	713,037
IQ Hedge Market Neutral Tracker ETF	5,008,855	387,513	(320,870)	66,643
IQ Real Return ETF	67,950,374	1,183,184	(775,106)	408,078
IQ Global Resources ETF	90,746,402	3,135,899	(6,771,268)	(3,635,369)
IQ Merger Arbitrage ETF	14,157,589	577,335	(130,418)	446,917
IQ Australia Small Cap ETF	18,451,023	1,915,521	(3,763,588)	(1,848,067)
IQ Canada Small Cap ETF	22,481,633	1,136,092	(7,434,162)	(6,298,070)
IQ Global Agribusiness Small Cap ETF	40,577,636	4,098,868	(5,157,734)	(1,058,866)
IQ Global Oil Small Cap ETF	2,430,800	153,272	(403,529)	(250,257)
IQ US Real Estate Small Cap ETF	53,613,741	5,887,194	(144,135)	5,743,059

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2013.

At April 30, 2013, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income		Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$—		$(16,789,198)	$7,119,996	$(9,669,202)
IQ Hedge Macro Tracker ETF	—		(4,264,669)	713,037	(3,551,632)
IQ Hedge Market Neutral Tracker ETF	—		—	66,643	66,643
IQ Real Return ETF	—		(313,637)	408,078	94,441
IQ Global Resources ETF	876,002	*	(21,160,854)	(3,632,554)	(23,917,406)
IQ Merger Arbitrage ETF	237,311		(2,514,626)	447,348	(1,829,967)
IQ Australia Small Cap ETF	359,748		(4,778,307)	(1,848,633)	(6,267,192)
IQ Canada Small Cap ETF	—		(12,090,880)	(6,295,062)	(18,385,942)
IQ Global Agribusiness Small Cap ETF	210,278		(3,859,482)	(1,060,895)	(4,710,099)
IQ Global Oil Small Cap ETF	4,900		(204,725)	(250,095)	(449,920)
IQ US Real Estate Small Cap ETF	—		(388,691)	5,743,059	5,354,368

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

* Amount includes other temporary difference of $5,647 due to nondeductible expenses.

71

Notes to Financial Statements (continued)
April 30, 2013

At April 30, 2013, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(694,497)	$(4,516,192)	$5,210,689
IQ Hedge Macro Tracker ETF	(436,020)	(1,192,572)	1,628,592
IQ Hedge Market Neutral Tracker ETF	4,871	(96,723)	91,852
IQ Real Return ETF	(245,946)	(113,618)	359,564
IQ Global Resources ETF	229,912	(9,567,144)	9,337,232
IQ Merger Arbitrage ETF	333,974	(548,953)	214,979
IQ Australia Small Cap ETF	32,144	187,854	(219,998)
IQ Canada Small Cap ETF	107,320	2,194,197	(2,301,517)
IQ Global Agribusiness Small Cap ETF	34,589	(815,261)	780,672
IQ Global Oil Small Cap ETF	4,227	(55,921)	51,694
IQ US Real Estate Small Cap ETF	67,259	(4,897,767)	4,830,508

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

The tax character of distributions paid during the years ended April 30, 2013 and 2012 were as follows:

	2013		2012
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$3,493,395	$—	$2,465,773	$—
IQ Hedge Macro Tracker ETF	678,020	—	349,947	—
IQ Hedge Market Neutral Tracker ETF	19,014	—	—	—
IQ Real Return ETF	23,359	—	—	70,733
IQ Global Resources ETF	931,541	—	1,183,908	—
IQ Merger Arbitrage ETF	24,415	—	—	—
IQ Australia Small Cap ETF	254,722	—	1,908,146	54,281
IQ Canada Small Cap ETF	739,738	—	400,361	—
IQ Global Agribusiness Small Cap ETF	519,028	—	331,760	—
IQ Global Oil Small Cap ETF	45,351	—	12,378	—
IQ US Real Estate Small Cap ETF	1,240,905	—	328,571	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2013, the Funds incurred and elected to defer to May 1, 2013 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$127,694	$1,521,503	$—
IQ Hedge Macro Tracker ETF	40,081	1,254,319	—
IQ Hedge Market Neutral Tracker ETF	—	—	—
IQ Real Return ETF	48,456	102,850	—
IQ Global Resources ETF	—	2,441,181	1,945,747
IQ Merger Arbitrage ETF	—	102,481	237,097
IQ Australia Small Cap ETF	—	77,503	493,002
IQ Canada Small Cap ETF	70,538	219,356	2,232,521
IQ Global Agribusiness Small Cap ETF	—	87,697	488,534
IQ Global Oil Small Cap ETF	—	6,711	35,838
IQ US Real Estate Small Cap ETF	—	69,304	—
72

Notes to Financial Statements (continued)
April 30, 2013

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2013, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2013, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018	April 30, 2019	Short-Term Post RIC MOD No Expiration	Long-Term Post RIC MOD No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$8,695,030	$—
IQ Hedge Macro Tracker ETF	80,017	531,209	2,244,867	114,175
IQ Hedge Market Neutral Tracker ETF	—	—	—	—
IQ Real Return ETF	—	—	162,331	—
IQ Global Resources ETF	—	—	15,305,140	1,468,786
IQ Merger Arbitrage ETF	—	971,183	937,181	266,684
IQ Australia Small Cap ETF	—	—	2,144,946	2,062,855
IQ Canada Small Cap ETF	—	161,421	7,869,548	1,537,496
IQ Global Agribusiness Small Cap ETF	—	—	2,639,843	643,408
IQ Global Oil Small Cap ETF	—	—	86,032	76,144
IQ US Real Estate Small Cap ETF	—	—	319,387	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2013 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$419,691,322	$378,867,532	$230,639,294	$105,597,724
IQ Hedge Macro Tracker ETF	81,479,729	72,954,048	38,965,070	33,064,013
IQ Hedge Market Neutral Tracker ETF	2,940,309	1,569,361	7,917,052	4,705,639
IQ Real Return ETF	32,759,200	31,046,976	39,548,772	8,432,784
IQ Global Resources ETF	119,483,622	81,227,514	47,932,925	70,687,238
IQ Merger Arbitrage ETF	49,842,792	47,394,904	1,183,034	12,131,645
IQ Australia Small Cap ETF	4,006,250	3,974,212	—	966,886
IQ Canada Small Cap ETF	9,062,436	9,520,298	—	10,495,463
IQ Global Agribusiness Small Cap ETF	8,754,521	6,224,137	3,440,071	10,952,203
IQ Global Oil Small Cap ETF	1,030,527	741,828	2,553,496	3,612,258
IQ US Real Estate Small Cap ETF	7,567,341	4,732,060	52,597,817	38,835,474
73

Notes to Financial Statements (continued)
April 30, 2013

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the year, IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, international currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to U.S. small cap equity returns, international currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, to international currency returns and U.S. small cap equity returns. In addition, the IQ Merger Arbitrage ETF and Global Resources ETF both utilized futures contracts to effect short exposure to U.S. and international equity returns.

The open futures contracts at April 30, 2013 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap increases or decreases over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements.

74

Notes to Financial Statements (continued)
April 30, 2013

During the year, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to convertible bond returns, short exposure to U.S. real estate returns, and both long and short exposure to mid-term volatility. In addition, IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to mid-term volatility returns and convertible bond returns, while IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible bond returns. In all cases, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At April 30, 2013, the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Hedge Market Neutral Tracker ETF posted $9,122,662, $113,760 and $106,418, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2013, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At April 30, 2013, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized appreciation on futures contracts[1]	$431,207	$72,326	$—	$503,533

Liability Derivatives

	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized depreciation on futures contracts[1]	$(136,243)	$—	$(136,243)
IQ Hedge Market Neutral Tracker ETF
Unrealized depreciation on futures contracts[1]	—	(6,863)	(6,863)
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	—	(649,264)	(649,264)
IQ Merger Arbitrage ETF
Unrealized depreciation on futures contracts[1]	—	(131,132)	(131,132)

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2013, were as follows:

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Futures contracts	$111,425	$8,928	$(472,490)	$(352,137)
Swap transactions	—	—	423,643	423,643
Total realized gain (loss)	$111,425	$8,928	$(48,847)	$71,506
Change in Unrealized appreciation (depreciation)
Futures contracts	$431,207	$72,714	$(193,227)	$310,694
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Futures contracts	$745	$(70,342)	$(164,502)	$(234,099)
Swap transactions	—	—	(784,913)	(784,913)
Total realized gain (loss)	$745	$(70,342)	$(949,415)	$(1,019,012)
Change in Unrealized appreciation (depreciation)
Futures contracts	$327	$13,039	$(3,760)	$9,606
75

Notes to Financial Statements (continued)
April 30, 2013

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Futures contracts	$—	$(4,309)	$(11,725)	$(16,034)
Swap transactions	—	—	50,020	50,020
Total realized gain (loss)	$—	$(4,309)	$38,295	$33,986
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(6,863)	$(6,863)
IQ Global Resources ETF
Realized loss
Futures contracts	$—	$—	$(2,061,228)	$(2,061,228)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(742,829)	$(742,829)
IQ Merger Arbitrage ETF
Realized loss
Futures contracts	$—	$—	$(185,129)	$(185,129)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(150,732)	$(150,732)

For the year ended April 30, 2013, the monthly average volume of the derivatives held by the Funds was as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy Tracker ETF	(256)	$(16,748,646)
IQ Hedge Macro Tracker ETF	(26)	(2,018,507)
IQ Hedge Market Neutral Tracker ETF	(3)	(258,628)
IQ Global Resources ETF	(202)	(15,063,434)
IQ Merger Arbitrage ETF	(38)	(2,789,744)

Fund	Notional Amount of Swap Contracts
IQ Hedge Multi-Strategy Tracker ETF	$10,266,685
IQ Hedge Macro Tracker ETF	792,008
IQ Hedge Market Neutral Tracker ETF	475,627

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs,

76

Notes to Financial Statements (continued)
April 30, 2013

in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk***

Certain of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ US Real Estate Small Cap ETF.
***	Applies to IQ Hedge Market Neutral Tracker ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ US Real Estate Small Cap ETF.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of IndexIQ ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IndexIQ ETF Trust (comprising, respectively, IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ US Real Estate Small Cap ETF) (collectively, the “Funds”) as of April 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the IndexIQ ETF Trust at April 30, 2013, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2013

78

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2013 taxed at a maximum rate of 15% is as follows:

IQ Hedge Multi-Strategy Tracker ETF	25.92%
IQ Hedge Macro Tracker ETF	7.13%
IQ Hedge Market Neutral Tracker ETF	16.85%
IQ Real Return ETF	72.12%
IQ Global Resources ETF	57.70%
IQ Merger Arbitrage ETF	100.00%
IQ Australia Small Cap ETF	100.00%
IQ Canada Small Cap ETF	38.98%
IQ Global Agribusiness Small Cap ETF	83.80%
IQ Global Oil Small Cap ETF	22.49%
IQ US Real Estate Small Cap ETF	0.41%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2013 that qualifies for the dividends received deduction is as follows:

IQ Hedge Multi-Strategy Tracker ETF	15.45%
IQ Hedge Macro Tracker ETF	1.54%
IQ Hedge Market Neutral Tracker ETF	0.00%
IQ Real Return ETF	100.00%
IQ Global Resources ETF	32.62%
IQ Merger Arbitrage ETF	100.00%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ Global Agribusiness Small Cap ETF	9.27%
IQ Global Oil Small Cap ETF	9.96%
IQ US Real Estate Small Cap ETF	0.41%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2013, are as follows:

	Foreign Taxes Per Share	Income Per Share
IQ Hedge Multi-Strategy Tracker ETF	—	—
IQ Hedge Macro Tracker ETF	—	—
IQ Hedge Market Neutral Tracker ETF	—	—
IQ Real Return ETF	—	—
IQ Global Resources ETF	0.0170	0.2157
IQ Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	0.0075	0.5275
IQ Canada Small Cap ETF	0.0579	0.3833
IQ Global Agribusiness Small Cap ETF	0.0284	0.4377
IQ Global Oil Small Cap ETF	0.0200	0.2027
IQ US Real Estate Small Cap ETF	—	—

In January 2014, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2013.

79

Board Review of Investment Advisory Agreement (unaudited)

At the March 13, 2013 meeting of the Board of Trustees (the “Board”) of IndexIQ ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved IndexIQ Advisors LLC (“IndexIQ”) to continue to serve as investment adviser to the Fund and approved the continuation of the investment advisory agreement between IndexIQ and the Trust with respect to the Fund (the “Investment Advisory Agreement”), upon the same terms and conditions set forth therein, for the period February 2, 2013 until February 2, 2014. In connection with considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with counsel to the Trust, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreement, the Independent Trustees reviewed the materials provided for the Meeting by IndexIQ, including: (i) a copy of the Investment Advisory Agreement with IndexIQ; (ii) information describing the nature, quality, and extent of the services that IndexIQ provides to the Funds, and the fees that IndexIQ receives from the Funds; (iii) information concerning business and operations, compliance program and portfolio management team of IndexIQ; (iv) a copy of the current Form ADV for IndexIQ; and (v) memoranda from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including the Independent Trustees, in considering advisory arrangements under the 1940 Act. The independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received data comparing the advisory fees, expenses and performance of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies.

During their review of this information, the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services provided to the Funds; (2) the personnel and operations of IndexIQ; (3) the investment performance of each Fund; (4) IndexIQ’s financial condition and profitability; (5) potential “fall-out” benefits to IndexIQ and its affiliates (i.e., ancillary benefits that may be realized by IndexIQ and its affiliates from IndexIQ’s relationship with the Funds); and (6) possible conflicts of interest.

In particular, the Board considered and discussed the following with respect to each Fund:

(a)	The nature, extent, and quality of services provided to the Funds by IndexIQ. The Board reviewed the services that IndexIQ provides to the Funds. The Board noted the responsibilities that IndexIQ has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the experience, resources, and strengths of IndexIQ in managing the Operating Funds, the IndexIQ Trust’s mutual fund, as well as separately managed accounts. Based on their consideration and review of the foregoing information, the Board determined that the Funds were likely to continue to benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its experience, operations, and resources.

(b)	Comparison of services provided and fees charged by IndexIQ and other investment advisers to similar clients, and the cost of the services provided and profits realized by IndexIQ from its relationship with the Funds. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each such Fund’s peer group.

After comparing each Fund’s fees with those of other ETFs in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by IndexIQ and the costs incurred by IndexIQ in rendering those services, the Board concluded that the level of fees paid to IndexIQ with respect to each Fund were fair and reasonable.

(c)	IndexIQ’s profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board discussed with IndexIQ the costs and profitability of IndexIQ in connection with its serving as investment adviser to each Fund, including operational costs.
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Board Review of Investment Advisory Agreement (unaudited) (continued)

(d)	Investment performance of IndexIQ. The Board considered the investment performance of the Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of IndexIQ in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the average of the respective Fund’s peer group.

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the NAV of the Funds, and by how much, measured in basis points.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by IndexIQ to the Funds, as well as the costs incurred and benefits gained by IndexIQ in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by investment advisers to other comparable ETFs of similar size. As a result, the Board determined that the continuation of the Investment Advisory Agreement with IndexIQ was in the best interests of each Fund and its shareholders.

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Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005 to 2006); Robert E. McDonough Professor (2003-present) and Professor of Finance, McDonough School of Business, Georgetown University (2000-present).	12	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to present);Vice President and GM, Global Network, Hewlett- Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	12	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006).	12	None

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary,
IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF
Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ
Trust (February 2008 to November 2008); Chief Operating Officer, the
Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer Executive Vice President	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer,
Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust
(2008 to present); Executive Vice President, IndexIQ (2006 to present);
Vice President, Groton Partners LLC (2005 to 2006).
Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
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ANNUAL REPORT | APRIL 30, 2013

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ US Real Estate Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $190,000 for 2013 and $185,000 for 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $56,000 for 2013 and $53,200 for 2012.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.
(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $56,000 for 2013 and $53,200 for 2012.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal and Gene Chao.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti, Principal Executive Officer

Date	6/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti, Principal Executive Officer

Date	6/28/13

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel, Principal Financial Officer

Date	6/28/13

* Print the name and title of each signing officer under his or her signature.